UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10321
                                   ------------


                            AXP PARTNERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                       RIVERSOURCE AGGRESSIVE GROWTH FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Aggressive Growth Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.6%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.7%)
Aviall                                          6,469(b)              $220,011
Goodrich                                       28,960                1,326,947
Precision Castparts                            13,724                1,326,836
Rockwell Collins                                9,794                  471,385
Total                                                                3,345,179

Air Freight & Logistics (0.6%)
CH Robinson Worldwide                           5,320                  328,510
UTI Worldwide                                   3,390(c)               255,809
Total                                                                  584,319

Beverages (0.4%)
Constellation Brands Cl A                      12,360(b)               340,147

Biotechnology (1.8%)
Celgene                                        17,133(b)               860,076
Invitrogen                                      2,590(b)               219,451
Protein Design Labs                            22,020(b)               588,815
Total                                                                1,668,342

Capital Markets (3.8%)
Affiliated Managers Group                       7,720(b)               560,549
Ameritrade Holding                             14,270(b)               283,973
Charles Schwab                                 16,672                  225,572
Investment Technology Group                     8,499(b)               233,298
Jefferies Group                                 4,540                  179,239
Legg Mason                                      4,350                  454,706
Mellon Financial                                7,010                  227,475
Northern Trust                                  6,510                  324,458
SEI Investments                                 8,280                  299,405
T Rowe Price Group                              9,540                  601,019
Total                                                                3,389,694

Chemicals (1.3%)
Monsanto                                       14,027                  895,483
Mosaic                                         19,790(b)               319,609
Total                                                                1,215,092

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (0.4%)
City Natl                                       4,600                 $331,384

Commercial Services & Supplies (1.0%)
Administaff                                     9,611                  345,708
Monster Worldwide                              17,710(b)               553,260
Total                                                                  898,968

Communications Equipment (5.1%)
ADC Telecommunications                         27,145(b)               568,416
ADTRAN                                         32,744                  845,450
ARRIS Group                                    42,390(b)               444,671
Comverse Technology                            20,410(b)               526,170
Corning                                        34,950(b)               697,602
F5 Networks                                     4,310(b)               177,960
Foundry Networks                               32,810(b)               383,877
Ixia                                           12,830(b)               230,427
Powerwave Technologies                         44,081(b)               461,969
SiRF Technology Holdings                       11,071(b)               281,203
Total                                                                4,617,745

Computers & Peripherals (1.0%)
Intergraph                                      5,801(b)               236,739
SanDisk                                        17,908(b)               695,367
Total                                                                  932,106

Construction & Engineering (1.0%)
Quanta Services                                74,902(b)               898,824

Construction Materials (0.5%)
CEMEX ADR                                       4,766(c)               227,195
Eagle Materials                                 2,277                  256,482
Total                                                                  483,677

Containers & Packaging (0.3%)
Owens-Illinois                                 11,710(b)               302,118

Diversified Financial Services (0.6%)
Chicago Mercantile
  Exchange Holdings                               750                  208,200
NASDAQ Stock Market                            12,794(b)               300,659
Total                                                                  508,859

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electric Utilities (0.3%)
TXU                                             2,751                 $266,902

Electrical Equipment (1.2%)
AMETEK                                          8,360                  336,824
Roper Inds                                     13,420                  516,939
Vestas Wind Systems                            11,588(b,c)             242,739
Total                                                                1,096,502

Electronic Equipment & Instruments (3.1%)
Agilent Technologies                           31,525(b)             1,013,844
CDW                                             5,150                  304,262
Cogent                                         12,140(b)               326,323
Flextronics Intl                               14,890(b,c)             194,463
Itron                                          19,992(b)               925,030
Total                                                                2,763,922

Energy Equipment & Services (7.5%)
BJ Services                                     4,630                  292,060
Diamond Offshore Drilling                       3,020                  178,361
Grant Prideco                                   9,330(b)               343,904
Helmerich & Payne                              24,777                1,472,249
Natl Oilwell Varco                             29,328(b)             1,883,151
Patterson-UTI Energy                           38,630                1,314,193
Tenaris ADR                                     7,895(c)               903,820
Tidewater                                       7,820                  348,303
Total                                                                6,736,041

Food & Staples Retailing (2.8%)
CVS                                            37,068                1,088,687
Whole Foods Market                             11,334                1,465,033
Total                                                                2,553,720

Food Products (0.3%)
Dean Foods                                      7,060(b)               260,796

Gas Utilities (0.4%)
Questar                                         4,070                  317,541

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Health Care Equipment & Supplies (2.1%)
Bausch & Lomb                                   4,700                 $356,213
CR Bard                                         4,470                  287,555
Dade Behring Holdings                          15,660                  573,000
Fisher Scientific Intl                          6,500(b)               419,120
Kyphon                                          5,536(b)               245,189
Total                                                                1,881,077

Health Care Providers & Services (10.3%)
Aetna                                           5,860                  466,866
Caremark Rx                                    10,803(b)               504,824
Cerner                                         17,816(b)             1,403,188
CIGNA                                           7,886                  909,414
Community Health Systems                        5,490(b)               202,197
Coventry Health Care                            4,410(b)               352,800
DaVita                                          7,010(b)               321,829
Express Scripts                                 5,000(b)               289,300
Health Net                                      9,966(b)               459,532
Henry Schein                                   12,858(b)               536,050
Humana                                          9,570(b)               460,891
Laboratory Corp of
  America Holdings                              6,050(b)               298,386
LifePoint Hospitals                             3,560(b)               161,909
Omnicare                                       27,292                1,434,196
PacifiCare Health Systems                       5,240(b)               394,991
Pharmaceutical
  Product Development                          16,189(b)               910,955
WellChoice                                      3,160(b)               224,676
Total                                                                9,332,004

Hotels, Restaurants & Leisure (6.0%)
Aztar                                           6,180(b)               206,412
Cheesecake Factory                              9,760(b)               309,099
Harrah's Entertainment                         22,246                1,547,432
MGM Mirage                                     12,320(b)               520,643
Penn Natl Gaming                                6,027(b)               205,400
Scientific Games Cl A                          14,560(b)               438,838
Starwood Hotels &
  Resorts Worldwide Unit                       12,710                  740,993
Station Casinos                                18,791                1,255,615
WMS Inds                                        5,450(b)               157,832
Total                                                                5,382,264

Household Durables (3.6%)
Fortune Brands                                  8,850                  769,773
Jarden                                         14,642(b)               581,141
KB HOME                                        10,881                  806,935
Pulte Homes                                     7,618                  656,672
Toll Brothers                                   9,449(b)               454,024
Total                                                                3,268,545

Insurance (0.2%)
Fidelity Natl Financial                         4,910                  192,079

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Internet & Catalog Retail (0.5%)
eBay                                           10,861(b)              $439,762

Internet Software & Services (1.0%)
CNET Networks                                  24,410(b)               326,606
NetEase.com ADR                                 3,129(b,c)             227,384
Openwave Systems                               18,660(b)               321,139
Total                                                                  875,129

IT Services (1.0%)
Alliance Data Systems                          14,642(b)               615,989
Global Payments                                 4,980                  327,584
Total                                                                  943,573

Machinery (1.0%)
Joy Global                                      9,310                  445,018
Oshkosh Truck                                   4,400                  176,484
Terex                                           5,630(b)               274,631
Total                                                                  896,133

Media (1.1%)
Getty Images                                    4,880(b)               417,679
Sirius Satellite Radio                         78,190(b)               537,947
Total                                                                  955,626

Metals & Mining (1.9%)
Allegheny Technologies                          6,220                  171,796
CONSOL Energy                                   3,450                  240,465
Peabody Energy                                 14,946                1,071,181
Titanium Metals                                 4,114(b)               272,223
Total                                                                1,755,665

Multiline Retail (0.5%)
Kohl's                                          3,975(b)               208,489
Nordstrom                                       8,460                  284,087
Total                                                                  492,576

Oil & Gas (4.2%)
Ashland                                         6,710                  407,901
Kinder Morgan                                   2,570                  245,358
Range Resources                                13,480                  469,508
Southwestern Energy                            23,449(b)             1,357,698
Sunoco                                          5,870                  426,749
Ultra Petroleum                                10,210(b)               451,690
XTO Energy                                     11,270                  448,546
Total                                                                3,807,450

Pharmaceuticals (2.5%)
Allergan                                        4,530                  416,987
Endo Pharmaceuticals Holdings                   8,414(b)               252,420
Forest Laboratories                            10,900(b)               483,961
Kos Pharmaceuticals                             4,720(b)               321,526
MGI PHARMA                                      8,390(b)               226,194
Sepracor                                        6,590(b)               330,818
Shire Pharmaceuticals ADR                       5,010(c)               190,981
Total                                                                2,222,887

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Real Estate (0.4%)
St. Joe                                         4,620                 $347,470

Real Estate Investment Trust (0.2%)
Host Marriott                                  11,050                  193,265

Road & Rail (0.3%)
CSX                                             6,400                  281,152

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Micro Devices                         26,664(b)               553,811
Altera                                         23,590(b)               515,913
Analog Devices                                 17,930                  653,549
ASML Holding                                   20,490(b,c)             346,281
Broadcom Cl A                                  23,530(b)             1,023,556
Cymer                                           7,582(b)               253,997
Cypress Semiconductor                          22,220(b)               347,299
Genesis Microchip                              39,587(b)             1,040,743
KLA-Tencor                                     15,320                  777,643
Kulicke & Soffa Inds                           21,920(b)               183,251
LSI Logic                                      23,082(b)               222,510
Microsemi                                      21,371(b)               514,827
Silicon Laboratories                            7,750(b)               240,483
Teradyne                                       22,150(b)               372,120
Trident Microsystems                           17,386(b)               610,596
Varian Semiconductor
  Equipment Associates                         12,366(b)               560,303
Total                                                                8,216,882

Software (1.4%)
Amdocs                                          7,080(b,c)             207,798
Autodesk                                        5,420                  234,144
McAfee                                         14,478(b)               443,751
MICROS Systems                                  1,537(b)                68,535
Take-Two Interactive Software                  12,850(b)               305,830
Total                                                                1,260,058

Specialty Retail (6.7%)
Advance Auto Parts                              4,530(b)               276,013
Bed Bath & Beyond                               9,790(b)               396,985
Best Buy                                       22,276                1,061,674
Chico's FAS                                    14,990(b)               520,303
Hibbett Sporting Goods                            135(b)                 4,541
Men's Wearhouse                                21,127(b)               643,951
Office Depot                                   37,050(b)             1,111,500
Urban Outfitters                               20,628(b)             1,148,154
Weight Watchers Intl                            8,282(b)               468,844
Williams-Sonoma                                10,060(b)               404,915
Total                                                                6,036,880

Textiles, Apparel & Luxury Goods (1.2%)
Coach                                          23,230(b)               771,003
Polo Ralph Lauren                               5,670                  280,949
Total                                                                1,051,952

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Trading Companies & Distributors (0.3%)
WESCO Intl                                      8,870(b)              $307,789

Wireless Telecommunication Services (5.0%)
Alamosa Holdings                                7,930(b)               137,189
America Movil ADR Series L                     52,835(c)             1,162,370
American Tower Cl A                            38,043(b)               906,945
NII Holdings                                   30,668(b)             2,337,515
Total                                                                4,544,019

Total Common Stocks
(Cost: $78,864,693)                                                $88,196,115

Short-Term Securities (3.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Alpine Securitization
  09-01-05     3.56%                       $1,600,000(d)            $1,599,842
Morgan Stanley & Co
  09-01-05     3.57                         1,200,000                1,199,881

Total Short-Term Securities
(Cost: $2,800,000)                                                  $2,799,723

Total Investments in Securities
(Cost: $81,664,693)(e)                                             $90,995,838

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 4.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $1,599,842 or 1.8% of net assets.

(e) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $81,665,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $9,910,000
      Unrealized depreciation                                         (579,000)
                                                                      --------
      Net unrealized appreciation                                   $9,331,000
                                                                    ----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6260-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                       RIVERSOURCE FUNDAMENTAL GROWTH FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Fundamental Growth Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.9%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (2.2%)
Boeing                                         26,260               $1,759,945
General Dynamics                                7,420                  850,258
Total                                                                2,610,203

Beverages (1.7%)
PepsiCo                                        36,860                2,021,771

Biotechnology (3.3%)
Amgen                                          33,880(b)             2,707,012
Genzyme                                         7,880(b)               560,820
Gilead Sciences                                16,270(b)               699,610
Total                                                                3,967,442

Capital Markets (3.0%)
Charles Schwab                                114,910                1,554,732
Franklin Resources                             11,380                  915,407
Legg Mason                                     11,090                1,159,238
Total                                                                3,629,377

Commercial Banks (1.1%)
Commerce Bancorp                               38,380                1,294,174

Commercial Services & Supplies (1.8%)
Apollo Group Cl A                               8,280(b)               651,305
Cendant                                        76,030                1,546,450
Total                                                                2,197,755

Communications Equipment (5.7%)
Cisco Systems                                 147,980(b)             2,607,408
QUALCOMM                                       86,140                3,420,619
Research In Motion                              9,670(b,c)             757,064
Total                                                                6,785,091

Computers & Peripherals (4.2%)
Dell                                          104,130(b)             3,707,028
EMC                                            42,160(b)               542,178
Network Appliance                              34,960(b)               829,950
Total                                                                5,079,156

Consumer Finance (1.0%)
Capital One Financial                          14,970                1,231,133

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Financial Services (2.6%)

Chicago Mercantile Exchange
  Holdings                                      5,420               $1,504,592
Moody's                                        32,430                1,592,637
Total                                                                3,097,229

Energy Equipment & Services (3.2%)
Halliburton                                    30,070                1,863,438
Schlumberger                                   22,830                1,968,631
Total                                                                3,832,069

Food & Staples Retailing (1.4%)
Wal-Mart Stores                                36,450                1,638,792

Food Products (0.9%)
WM Wrigley Jr                                  15,690                1,114,775

Health Care Equipment & Supplies (5.5%)
Fisher Scientific Intl                         13,720(b)               884,666
Medtronic                                      69,100                3,938,699
Stryker                                        17,760                  968,808
Zimmer Holdings                                 9,240(b)               759,251
Total                                                                6,551,424

Health Care Providers & Services (4.4%)
Caremark Rx                                    34,470(b)             1,610,783
Coventry Health Care                            7,750(b)               620,000
Medco Health Solutions                         24,190(b)             1,191,841
UnitedHealth Group                             34,990                1,801,985
Total                                                                5,224,609

Hotels, Restaurants & Leisure (3.9%)
Carnival Unit                                  19,830                  978,412
Harrah's Entertainment                         16,560                1,151,914
Marriott Intl Cl A                             17,300                1,093,533
Starwood Hotels & Resorts
  Worldwide Unit                               24,380                1,421,354
Total                                                                4,645,213

Household Durables (0.5%)
Lennar Cl A                                     9,900                  614,790

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Household Products (1.7%)
Procter & Gamble                               35,780               $1,985,074

Industrial Conglomerates (2.4%)

General Electric                               63,380                2,130,201
Tyco Intl                                      24,850(c)               691,576
Total                                                                2,821,777

Insurance (0.8%)
Progressive                                     6,470                  623,773
Willis Group Holdings                           9,800(c)               343,000
Total                                                                  966,773

Internet Software & Services (4.4%)
Google Cl A                                     9,380(b)             2,682,680
Yahoo!                                         77,920(b)             2,597,853
Total                                                                5,280,533

IT Services (2.0%)
First Data                                     58,500                2,430,675

Machinery (1.2%)
Danaher                                        27,660                1,481,470

Media (10.2%)
Clear Channel Communications                   26,530                  883,449
Comcast Special Cl A                           16,110(b)               486,200
Lamar Advertising Cl A                         11,490(b)               462,128
McGraw-Hill Companies                          40,950                1,974,608
Omnicom Group                                  12,970                1,043,307
Pixar                                           5,420(b)               237,938
Time Warner                                    58,880                1,055,130
Univision Communications Cl A                  54,980(b)             1,478,962
Valassis Communications                        13,960(b)               550,443
Viacom Cl B                                    50,400                1,713,096
XM Satellite Radio
  Holdings Cl A                                72,010(b)             2,538,352
Total                                                               12,423,613

Metals & Mining (0.6%)
Cameco                                         13,990(c)               704,397

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Multiline Retail (0.5%)

Target                                         11,740                 $631,025

Oil & Gas (2.4%)
Petro-Canada                                   22,560(c)             1,820,592
Petroleo Brasileiro ADR                        11,270(c)               705,051
Suncor Energy                                   5,350(c)               317,041
Total                                                                2,842,684

Pharmaceuticals (6.9%)
Abbott Laboratories                            12,910                  582,628
AstraZeneca ADR                                56,900(c)             2,624,228
Eli Lilly & Co                                 10,110                  556,252
Forest Laboratories                            16,010(b)               710,844
Pfizer                                         22,720                  578,678
Sanofi-Aventis ADR                             20,260(c)               866,318
Schering-Plough                                66,490                1,423,551
Wyeth                                          19,850                  908,932
Total                                                                8,251,431

Semiconductors & Semiconductor Equipment (1.5%)
Intel                                          24,650                  633,998
Linear Technology                              30,370                1,151,934
Total                                                                1,785,932

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Software (6.9%)

Electronic Arts                                63,180(b)            $3,618,950
Microsoft                                     168,870                4,627,038
Total                                                                8,245,988

Specialty Retail (2.4%)
Abercrombie & Fitch Cl A                       12,560                  698,462
Lowe's Companies                               26,110                1,679,134
PETsMART                                       21,313                  549,236
Total                                                                2,926,832

Thrifts & Mortgage Finance (5.8%)
Countrywide Financial                          78,160                2,641,026
Fannie Mae                                     15,280                  779,891
Freddie Mac                                    44,110                2,663,363
Golden West Financial                          15,360                  936,806
Total                                                                7,021,086

Wireless Telecommunication Services (1.8%)
America Movil ADR Series L                     29,170(c)               641,740
American Tower Cl A                            24,460(b)               583,126
Crown Castle Intl                              39,880(b)               987,429
Total                                                                2,212,295

Total Common Stocks
(Cost: $111,561,614)                                              $117,546,588

Short-Term Securities (2.8%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Alpine Securitization
  09-01-05                3.56%            $1,400,000(d)            $1,399,862
Thunder Bay Funding LLC
  09-01-05                3.55              2,000,000(d)             1,999,802

Total Short-Term Securities
(Cost: $3,400,000)                                                  $3,399,664

Total Investments in Securities
(Cost: $114,961,614)(e)                                           $120,946,252

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 7.9% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $3,399,664 or 2.8% of net assets.

(e) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $114,962,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 8,151,000
      Unrealized depreciation                                       (2,167,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 5,984,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6261-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                       RIVERSOURCE FUNDAMENTAL VALUE FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Fundamental Value Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.4%)
Issuer                                        Shares                  Value(a)

Air Freight & Logistics (0.7%)
United Parcel Service Cl B                     99,600               $7,060,644

Automobiles (0.9%)
Harley-Davidson                               193,400                9,526,884

Beverages (2.0%)
Diageo ADR                                    246,200(c)            14,208,202
Heineken Holding Cl A                         248,750(c)             7,376,862
Total                                                               21,585,064

Capital Markets (0.9%)
Morgan Stanley                                141,300                7,187,931
State Street                                   44,600                2,155,518
Total                                                                9,343,449

Commercial Banks (7.9%)
Fifth Third Bancorp                           256,100               10,605,101
HSBC Holdings ADR                             453,512(c)            36,661,910
Lloyds TSB Group ADR                          231,300(c)             7,716,168
Wells Fargo & Co                              498,200               29,702,684
Total                                                               84,685,863

Commercial Services & Supplies (2.4%)
Dun & Bradstreet                              102,900(b)             6,551,643
H&R Block                                     692,600               18,665,570
Rentokil Initial                              259,700(c)               758,295
Total                                                               25,975,508

Communications Equipment (0.3%)
Nokia ADR                                     178,800(c)             2,819,676

Computers & Peripherals (1.8%)
Hewlett-Packard                               254,000                7,051,040
Lexmark Intl Cl A                             190,400(b)            11,991,392
Total                                                               19,042,432

Construction Materials (1.7%)
Martin Marietta Materials                     125,500                9,076,160
Vulcan Materials                              123,100                8,844,735
Total                                                               17,920,895

Common Stocks (continued)
Issuer                                        Shares                  Value(a)

Consumer Finance (0.6%)
Takefuji                                       89,110(c)            $6,264,155

Containers & Packaging (2.5%)
Sealed Air                                    523,600(b)            26,572,700

Diversified Financial Services (8.4%)
Citigroup                                     643,300               28,157,241
JPMorgan Chase & Co                         1,261,140               42,740,035
Moody's                                       298,000               14,634,780
Principal Financial Group                      89,000                4,076,200
Total                                                               89,608,256

Diversified Telecommunication Services (0.4%)
Telewest Global                               188,200(b,c)           4,178,040

Energy Equipment & Services (0.9%)
Transocean                                    161,500(b)             9,534,960

Food & Staples Retailing (5.5%)
Costco Wholesale                            1,018,900               44,261,016
Wal-Mart Stores                               330,500               14,859,280
Total                                                               59,120,296

Food Products (1.0%)
Hershey                                       177,300               10,476,657

Health Care Providers & Services (3.8%)
Cardinal Health                               215,600               12,851,916
Caremark Rx                                   247,500(b)            11,565,675
HCA                                           317,000               15,628,100
Total                                                               40,045,691

Household Durables (0.2%)
Hunter Douglas                                 39,100(c)             1,935,620

Industrial Conglomerates (4.3%)
Tyco Intl                                   1,665,944(c)            46,363,222

Common Stocks (continued)
Issuer                                        Shares                  Value(a)

Insurance (17.7%)
American Intl Group                           928,200              $54,949,439
Aon                                           292,500                8,751,600
Berkshire Hathaway Cl B                        15,069(b)            41,831,544
Chubb                                          40,800                3,547,968
Loews                                         259,400               22,746,786
Markel                                          2,500(b)               811,875
Marsh & McLennan Companies                    316,200                8,869,410
Progressive                                   327,000               31,526,070
Sun Life Financial                             52,300(c)             1,929,347
Transatlantic Holdings                        225,325               13,068,850
Total                                                              188,032,889

Internet & Catalog Retail (0.4%)
Expedia                                        97,600(b,d)           2,172,576
IAC/InterActiveCorp                            97,600(b,d)           2,396,080
Total                                                                4,568,656

IT Services (1.5%)
Iron Mountain                                 476,000(b)            16,417,240

Marine (0.1%)
Kuehne & Nagel Intl                             6,500(c)             1,432,498

Media (5.6%)
Comcast Special Cl A                        1,293,600(b)            39,040,848
Gannett                                        67,300                4,894,056
Lagardere SCA                                 149,400(c)            10,689,385
NTL                                            35,100(b)             2,242,188
WPP Group ADR                                  60,800(c)             3,141,536
Total                                                               60,008,013

Oil & Gas (11.0%)
ConocoPhillips                                524,516               34,586,584
Devon Energy                                  477,600               29,023,752
EOG Resources                                 411,800               26,285,194
Occidental Petroleum                          331,100               27,491,233
Total                                                              117,386,763

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                        Shares                  Value(a)

Personal Products (1.1%)
Avon Products                                 345,300              $11,332,746

Pharmaceuticals (1.2%)
Eli Lilly & Co                                160,300                8,819,706
Novartis                                       79,100(c)             3,846,098
Total                                                               12,665,804

Real Estate Investment Trust (1.5%)
CenterPoint Properties Trust                  383,100               16,151,496

Software (1.6%)
Microsoft                                     637,800               17,475,720

Specialty Retail (0.8%)
AutoZone                                       93,200(b)             8,807,400

Common Stocks (continued)
Issuer                                        Shares                  Value(a)

Thrifts & Mortgage Finance (3.2%)
Golden West Financial                         558,700              $34,075,113

Tobacco (5.4%)
Altria Group                                  819,800               57,959,860

Transportation Infrastructure (0.7%)
China Merchants
  Holdings Intl                             2,056,000(c)            $4,352,009
COSCO Pacific                               1,760,000(c)             3,476,336
Total                                                                7,828,345

Wireless Telecommunication Services (0.4%)
SK Telecom ADR                                204,000(c)             4,337,040

Total Common Stocks
(Cost: $886,696,151)                                            $1,050,539,595

Short-Term Securities (2.6%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Commercial Paper
Alpine Securitization
  09-01-05                3.56%            $7,500,000(f)            $7,499,258
Citibank Credit Card Dakota Nts
  09-19-05                3.54             10,000,000(f)             9,981,370
Nordea Bank
  09-26-05                3.43             10,000,000                9,975,278

Total Short-Term Securities
(Cost: $27,458,739)                                                $27,455,906

Total Investments in Securities
(Cost: $914,154,890)(g)                                         $1,077,995,501

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 15.1% of net assets.

(d)   At Aug. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 2.3% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $17,480,628 or 1.6% of net assets.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $914,155,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $177,103,000
      Unrealized depreciation                                      (13,262,000)
                                                                   -----------
      Net unrealized appreciation                                 $163,841,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6236-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                          RIVERSOURCE SELECT VALUE FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Select Value Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.5%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (4.0%)
Curtiss-Wright                                 94,000               $6,068,640
Empresa Brasileira de
  Aeronautica ADR                              29,000(c)             1,039,940
Fairchild Cl A                                252,800(b)               614,304
GenCorp                                       165,000(b)             3,110,250
Honeywell Intl                                300,000               11,483,999
Kaman Cl A                                      2,200                   52,778
Northrop Grumman                                5,000                  280,450
Precision Castparts                            50,001                4,834,097
Rolls-Royce Group                              80,000(b,c)             488,095
Sequa Cl A                                     15,000(b)             1,027,500
Sequa Cl B                                     25,000(b)             1,725,000
Total                                                               30,725,053

Air Freight & Logistics (0.1%)
Park-Ohio Holdings                             30,000(b)               569,400

Auto Components (2.0%)
Autoliv                                         2,000(c)                89,000
BorgWarner                                     40,000                2,338,400
Dana                                          517,100                6,960,166
Johnson Controls                               10,000                  599,800
Midas                                          70,000(b)             1,477,000
Modine Mfg                                    120,000                4,219,200
Proliance Intl                                 28,281(b)               160,353
Raytech                                        26,000                   33,280
Total                                                               15,877,199

Automobiles (0.2%)
Coachmen Inds                                  30,000                  404,100
DaimlerChrysler                                25,000(c)             1,292,000
Total                                                                1,696,100

Beverages (3.2%)
Anheuser-Busch Companies                       22,000                  974,820
Brown-Forman Cl A                              50,000                2,962,000
Coca-Cola                                     145,000                6,380,001
Diageo ADR                                     90,000(c)             5,193,900
Fomento Economico
  Mexicano ADR                                 72,774(c)             4,986,474

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Beverages (cont.)
PepsiAmericas                                 100,000               $2,522,000
PepsiCo                                        13,000                  713,050
Pernod-Ricard ADR                              27,302(c)             1,184,224
Total                                                               24,916,469

Capital Markets (1.4%)
Bear Stearns Companies                          7,000                  703,500
BKF Capital Group                               5,000                  161,900
Deutsche Bank                                  42,000(c,d)           3,653,580
Mellon Financial                               22,000                  713,900
Merrill Lynch & Co                             40,000                2,286,400
Northern Trust                                 12,000                  598,080
State Street                                    6,000                  289,980
T Rowe Price Group                             40,000                2,520,000
Total                                                               10,927,340

Chemicals (1.9%)
Albemarle                                      20,000                  726,200
Chemtura                                       70,000                1,201,200
Ecolab                                         44,000                1,452,000
Ferro                                         110,000                2,087,800
Givaudan                                          250(c)               160,199
HB Fuller                                       5,000                  164,050
Hercules                                      200,000(b)             2,550,000
MacDermid                                      20,000                  592,000
Omnova Solutions                               80,000(b)               376,000
Sensient Technologies                         270,000                5,067,900
Total                                                               14,377,349

Commercial Banks (1.0%)
Bank of America                                50,000                2,151,500
BB&T                                            5,000                  202,850
Compass Bancshares                             10,000                  468,100
M&T Bank                                       14,000                1,492,680
PNC Financial Services Group                   25,000                1,405,750
Wilmington Trust                               60,000                2,187,600
Total                                                                7,908,480

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Services & Supplies (2.6%)
Allied Waste Inds                             240,000(b)            $1,915,200
Cendant                                        65,000                1,322,100
H&R Block                                      40,000                1,078,000
Imagistics Intl                                14,000(b)               468,300
Nashua                                         40,000(b)               274,000
Republic Services                             150,000                5,434,500
Rollins                                        76,500                1,503,990
Waste Management                              310,000                8,503,300
Total                                                               20,499,390

Communications Equipment (0.5%)
Corning                                        80,000(b)             1,596,800
Motorola                                      105,000                2,297,400
Sycamore Networks                              40,000(b)               149,600
Total                                                                4,043,800

Computers & Peripherals (0.2%)
Storage Technology                             40,000(b)             1,478,000

Consumer Finance (0.1%)
MBNA                                           40,000                1,008,000

Containers & Packaging (0.6%)
Greif Cl A                                     67,000                3,942,950
Sealed Air                                     10,000(b)               507,500
Total                                                                4,450,450

Distributors (0.9%)
Genuine Parts                                 160,000                7,331,200

Diversified Telecommunication Services (3.7%)
ALLTEL                                          5,350                  331,647
AT&T                                          100,000                1,968,000
BCE                                           100,000(c)             2,620,000
BellSouth                                      20,000                  525,800
BT Group ADR                                   25,000(c)               977,750
CenturyTel                                     45,000                1,615,500
Cincinnati Bell                               490,000(b)             2,121,700
Citizens Communications                        80,000                1,091,200
Commonwealth Telephone
  Enterprises                                 100,000                4,024,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (cont.)
Qwest Communications Intl                     950,000(b)            $3,705,000
Sprint Nextel                                 385,175                9,987,587
Total                                                               28,968,184

Electric Utilities (5.6%)
Allegheny Energy                              220,000(b,d)           6,635,200
CH Energy Group                                23,500                1,130,350
DPL                                           125,000                3,373,750
Duquesne Light Holdings                       160,000                2,904,000
Edison Intl                                    85,000                3,827,550
El Paso Electric                              224,000(b)             4,695,040
FPL Group                                      50,000                2,154,500
Great Plains Energy                            25,000                  777,250
Northeast Utilities                           185,000                3,685,200
NSTAR                                         160,000                4,729,600
PG&E                                           34,000                1,275,680
TECO Energy                                    35,000                  609,350
TXU                                             1,800                  174,636
Westar Energy                                  83,000                1,993,660
Xcel Energy                                   300,000                5,772,000
Total                                                               43,737,766

Electrical Equipment (2.9%)
Acuity Brands                                   5,000                  147,650
AMETEK                                         35,000                1,410,150
Cooper Inds Cl A                              181,000               12,025,640
SL Inds                                         8,000(b)               120,160
Thomas & Betts                                255,100(b)             9,066,254
Total                                                               22,769,854

Electronic Equipment & Instruments (0.4%)
CTS                                           225,000                2,799,000
Symbol Technologies                             1,807                   16,588
Total                                                                2,815,588

Energy Equipment & Services (0.1%)
Transocean                                     16,000(b)               944,640

Food & Staples Retailing (1.1%)
Albertson's                                   115,000                2,314,950
Costco Wholesale                               15,000                  651,600
Safeway                                       195,000                4,627,350
Topps                                         127,100                1,304,046
Total                                                                8,897,946

Food Products (7.7%)
Archer-Daniels-Midland                        500,000               11,255,000
Cadbury Schweppes ADR                         100,000(c)             3,988,000
Campbell Soup                                 100,000                2,940,000
Corn Products Intl                            150,000                3,378,000
Del Monte Foods                               300,000(b)             3,243,000
Dreyer's Grand
  Ice Cream Holdings                           75,000                6,132,750
Flowers Foods                                 112,500                3,063,375
General Mills                                 230,000               10,607,600
Groupe Danone ADR                             125,000(c)             2,662,500
Hershey                                        17,000                1,004,530
HJ Heinz                                       90,000                3,232,800
JM Smucker                                     10,000                  477,200
Ralcorp Holdings                               10,000                  443,500
Tootsie Roll Inds                              15,276                  486,693
WM Wrigley Jr                                  90,000                6,394,500
Total                                                               59,309,448

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Gas Utilities (0.4%)
ONEOK                                          45,000               $1,530,000
Southwest Gas                                  62,000                1,700,040
Total                                                                3,230,040

Health Care Equipment & Supplies (1.4%)
Bio-Rad Laboratories Cl A                       5,000(b)               276,000
BIOLASE Technology                             44,000(d)               246,400
DENTSPLY Intl                                  15,000                  794,550
INAMED                                         50,000(b)             3,625,000
Matthews Intl Cl A                             20,000                  800,000
Orthofix Intl                                  25,000(b,c)           1,138,500
Sybron Dental Specialties                      60,000(b)             2,326,200
Thermo Electron                                30,000(b)               837,000
Young Innovations                              10,100                  352,591
Zimmer Holdings                                 1,000(b)                82,170
Total                                                               10,478,411

Health Care Providers & Services (1.3%)
Chemed                                        100,000                4,046,000
Henry Schein                                   80,000(b)             3,335,200
IMS Health                                     25,000                  680,000
Owens & Minor                                  10,000                  286,600
Patterson Companies                            50,000(b)             2,003,000
Total                                                               10,350,800

Hotels, Restaurants & Leisure (4.4%)
Aztar                                         110,000(b)             3,674,000
Canterbury Park Holding                        55,000                  822,250
Churchill Downs                                30,000                1,178,700
Dover Downs
  Gaming & Entertainment                       60,000                  799,200
Dover Motorsports                              70,000                  487,900
Gaylord Entertainment                         100,000(b)             4,260,000
Hilton Group                                1,400,000(c)             7,935,964
Hilton Hotels                                 250,000                5,792,500
Intl Game Technology                            5,000                  138,600
Kerzner Intl                                   16,000(b,c)             912,800
Las Vegas Sands                                 1,000(b)                35,290
Magna Entertainment Cl A                       50,000(b,c)             330,000
MGM Mirage                                     96,000(b)             4,056,960
Pinnacle Entertainment                         20,000(b)               398,800
Rank Group                                    200,000(c)             1,023,763
Six Flags                                     145,000(b)             1,036,750
Starwood Hotels &
  Resorts Worldwide Unit                       17,000                  991,100
Steak n Shake                                   7,000(b)               136,920
Total                                                               34,011,497

Household Durables (1.3%)
Cavalier Homes                                 53,000(b)               313,760
Cavco Inds                                     30,000(b)             1,005,900
Champion Enterprises                          225,000(b)             2,999,250
Fedders                                        25,000                   56,750
Fleetwood Enterprises                         245,000(b)             2,476,950
Fortune Brands                                 10,000                  869,800
Nobility Homes                                 10,800                  295,920
Palm Harbor Homes                              24,800(b)               458,056
Skyline                                        45,000                1,771,650
Total                                                               10,248,036

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Household Products (2.4%)
Church & Dwight                               120,000               $4,579,200
Clorox                                         35,000                2,014,950
Colgate-Palmolive                              20,000                1,050,000
Energizer Holdings                             65,000(b)             4,218,500
Procter & Gamble                              123,000                6,824,040
Total                                                               18,686,690

Industrial Conglomerates (0.6%)
Alleghany                                      10,000(b)             2,977,500
Tredegar                                       30,000                  372,600
Tyco Intl                                      40,000(c)             1,113,200
Total                                                                4,463,300

Insurance (0.5%)
American Intl Group                            15,000                  888,000
Argonaut Group                                 15,000(b)               373,650
Fidelity Natl Financial                        18,000                  704,160
Phoenix Companies                              50,000                  599,500
Unitrin                                        35,000                1,615,950
Total                                                                4,181,260

Internet & Catalog Retail (0.2%)
Expedia                                        32,500(b)               723,450
IAC/InterActiveCorp                            32,500(b)               797,875
Total                                                                1,521,325

Internet Software & Services (0.2%)
Yahoo!                                         50,000(b)             1,667,000

Machinery (6.2%)
ACCO Brands                                     2,350(b)                61,335
Clarcor                                        76,000                2,150,800
CNH Global                                    180,000(c)             3,900,600
Crane                                         130,000                3,849,300
Deere & Co                                    177,000               11,572,260
Donaldson                                      24,000                  735,360
Flowserve                                      63,000(b)             2,339,820
ITT Inds                                      115,000               12,548,800
Navistar Intl                                  75,000(b)             2,397,000
Oshkosh Truck                                  72,000                2,887,920
PACCAR                                          6,000                  420,480
Watts Water
  Technologies Cl A                           130,000                4,401,800
Total                                                               47,265,475

Media (22.9%)
Beasley Broadcast Group Cl A                   80,000(b)             1,166,400
Belo Cl A                                      30,000                  736,800
Cablevision Systems Cl A                      670,000(b)            20,904,000
Comcast Cl A                                   30,000(b)               922,500
Cox Radio Cl A                                 20,000(b)               309,800
DIRECTV Group                                  90,000(b)             1,431,900
Discovery Holding Cl A                        170,000(b)             2,573,800
Dow Jones & Co                                 15,000                  612,750
DreamWorks Animation
  SKG Cl A                                      1,200(b)                31,224
EchoStar
  Communications Cl A                         110,000                3,292,300
EW Scripps Cl A                               110,000                5,500,000
Fisher Communications                          57,000(b)             2,751,390
Gemstar-TV Guide Intl                         850,000(b)             2,439,500
Gray Television                               140,000                1,722,000
Grupo Televisa ADR                             60,000(c)             3,768,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Media (cont.)
Journal Communications Cl A                    68,000               $1,086,640
Journal Register                               40,000(b)               750,000
Knight-Ridder                                  65,000                4,165,200
Lee Enterprises                                32,000                1,388,800
Liberty Global Cl A                           120,000(b)             6,090,000
Liberty Media Cl A                          1,300,000(b)            10,803,000
LIN TV Cl A                                   170,000(b)             2,568,700
McClatchy Cl A                                 28,000                1,853,600
McGraw-Hill Companies                          50,000                2,411,000
Media General Cl A                            110,000                7,236,900
New York Times Cl A                           130,000                4,150,900
News Corp Cl A                              1,212,286               19,651,156
Paxson Communications                          90,000(b)                54,900
PRIMEDIA                                      300,000(b)             1,248,000
Reader's Digest Assn                          136,896                2,225,929
Rogers Communications Cl B                    155,000(c)             5,755,150
Salem Communications Cl A                      20,000(b)               371,000
Sinclair Broadcast Group Cl A                 320,000                3,004,800
Thomas Nelson                                  35,000                  718,900
Time Warner                                   770,000               13,798,400
Tribune                                       315,000               11,834,550
Viacom Cl A                                   213,000                7,259,040
Vivendi Universal ADR                         300,000(c)             9,465,000
Walt Disney                                   400,000               10,076,000
Young Broadcasting Cl A                       130,000(b)               568,100
Total                                                              176,698,029

Metals & Mining (0.6%)
Barrick Gold                                   35,000(c)               917,700
Inco                                            1,000(c)                42,330
Newmont Mining                                100,000                3,958,000
Total                                                                4,918,030

Multi-Utilities & Unregulated Power (1.1%)
Aquila                                        400,000(b)             1,608,000
CMS Energy                                    150,000(b)             2,415,000
Energy East                                   160,000                4,195,200
Total                                                                8,218,200

Multiline Retail (0.6%)
Neiman Marcus Group Cl A                       38,000                3,758,200
Neiman Marcus Group Cl B                        6,000                  592,200
Total                                                                4,350,400

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Oil & Gas (6.0%)
BP ADR                                         25,000(c)            $1,709,500
Burlington Resources                           40,000                2,951,600
Cabot Oil & Gas                                44,100                1,904,679
Chevron                                       102,574                6,298,044
ConocoPhillips                                150,000                9,891,000
Devon Energy                                   84,000                5,104,680
El Paso                                       230,000                2,668,000
Exxon Mobil                                   150,000                8,985,000
Kerr-McGee                                     16,000                1,408,480
Kinder Morgan                                   4,000                  381,880
Royal Dutch Shell Cl A ADR                     75,000(c)             4,872,000
Total                                                               46,174,863

Personal Products (0.1%)
Weider Nutrition Intl                         110,000(b)               492,800

Pharmaceuticals (2.4%)
Abbott Laboratories                            16,000                  722,080
Bristol-Myers Squibb                          110,000                2,691,700
Eli Lilly & Co                                 85,000                4,676,700
IVAX                                           40,000(b)             1,036,000
Merck & Co                                     70,000                1,976,100
Pfizer                                        265,000                6,749,550
Wyeth                                          20,000                  915,800
Total                                                               18,767,930

Real Estate (--%)
St. Joe                                         4,000                  300,840

Road & Rail (--%)
Norfolk Southern                               10,000                  356,100

Semiconductors & Semiconductor Equipment (1.0%)
Cypress Semiconductor                          40,000(b)               625,200
Entegris                                       34,750(b)               363,833
Texas Instruments                             205,000                6,699,400
Total                                                                7,688,433

Specialty Retail (1.2%)
Aaron Rents Cl A                                4,500                   90,720
AutoNation                                    298,400(b)             6,209,704
CSK Auto                                      175,000(b)             2,931,250
Home Depot                                      2,000                   80,640
Total                                                                9,312,314

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Tobacco (0.8%)
Gallaher Group ADR                             15,000(c)              $914,100
Swedish Match                                 400,000(c)             5,096,978
Total                                                                6,011,078

Trading Companies & Distributors (0.3%)
GATX                                           60,000                2,431,800

Water Utilities (0.3%)
Middlesex Water                                27,000                  577,530
SJW                                            40,000                1,978,000
Total                                                                2,555,530

Wireless Telecommunication Services (2.1%)
O2                                            745,000(c)             2,062,719
Telephone & Data Systems                       80,000                3,268,000
Telephone & Data Systems
  Special Shares                               85,000                3,272,500
US Cellular                                   145,000(b)             7,957,600
Total                                                               16,560,819

Total Common Stocks
(Cost: $580,210,217)                                              $764,192,656

Short-Term Securities (2.0%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Commercial Paper
CC (USA)/Centari
  09-12-05                3.34%            $6,500,000               $6,492,775
General Electric Capital
  09-01-05                3.56              4,400,000                4,399,565
Thames Asset Global Securitization
  09-21-05                3.55              5,000,000(f)             4,989,675

Total Short-Term Securities
(Cost: $15,883,474)                                                $15,882,015

Total Investments in Securities
(Cost: $596,093,691)(g)                                           $780,074,671

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 10.2% of net assets.

(d)   At Aug. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.6% of net assets. 1.4% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $4,989,675 or 0.6% of net assets.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $596,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $208,269,000
      Unrealized depreciation                                      (24,288,000)
                                                                   -----------
      Net unrealized appreciation                                 $183,981,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6240-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE SMALL CAP EQUITY FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Small Cap Equity Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.8%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (0.9%)
Esterline Technologies                          1,459(b)               $63,685
Hexcel                                         45,700(b)               888,865
Moog Cl A                                      14,350(b)               452,169
Teledyne Technologies                           9,011(b)               348,095
Total                                                                1,752,814

Air Freight & Logistics (0.1%)
EGL                                             4,768(b)               119,629
Forward Air                                     3,318                  117,059
Total                                                                  236,688

Airlines (1.3%)
AirTran Holdings                               88,900(b)               918,337
AMR                                            62,200(b)               783,098
Frontier Airlines                               2,826(b)                30,662
Mesa Air Group                                  3,254(b)                25,707
Pinnacle Airlines                              21,100(b)               203,826
Republic Airways Holdings                      29,000(b)               389,180
SkyWest                                         5,993                  142,094
Total                                                                2,492,904

Auto Components (1.1%)
Aftermarket Technology                          1,407(b)                24,200
American Axle & Mfg Holdings                   33,900                  880,045
Drew Inds                                       3,200(b)               143,520
Goodyear Tire & Rubber                         37,938(b)               637,358
Shiloh Inds                                     3,160(b)                42,218
Stoneridge                                      1,968(b)                18,912
TRW Automotive Holdings                        15,795(b)               463,583
Total                                                                2,209,836

Beverages (--%)
PepsiAmericas                                     668                   16,847

Biotechnology (3.2%)
Abgenix                                        74,700(b)               820,953
Albany Molecular Research                       1,557(b)                25,971
Alkermes                                       50,600(b)               950,268
Amylin Pharmaceuticals                         39,000(b)             1,277,249
Applera-Applied
  Biosystems Group                              6,130(d)               131,795

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Biotechnology (cont.)
Exelixis                                       77,282(b)              $578,842
Human Genome Sciences                          72,300(b)               933,393
Incyte                                        124,500(b)               916,320
Kendle Intl                                       733(b)                17,739
Techne                                          3,380(b)               192,559
ZymoGenetics                                   26,100(b)               439,524
Total                                                                6,284,613

Building Products (1.4%)
ElkCorp                                        42,000                1,495,200
USG                                            20,293(b)             1,275,415
Total                                                                2,770,615

Capital Markets (1.1%)
Affiliated Managers Group                       9,000(b)               653,490
Calamos Asset Management
  Cl A                                            905                   24,381
Investment Technology Group                    52,700(b)             1,446,615
Total                                                                2,124,486

Chemicals (2.6%)
Cytec Inds                                     28,900                1,375,640
Ferro                                          49,500                  939,510
FMC                                             8,821(b)               502,444
Hercules                                       91,108(b)             1,161,627
Minerals Technologies                          13,300                  810,635
Pioneer Companies                               1,501(b)                33,202
Terra Inds                                     46,679(b)               340,757
Total                                                                5,163,815

Commercial Banks (2.9%)
BancFirst                                         841                   71,695
Bank of Hawaii                                 11,424                  579,768
BOK Financial                                     920                   43,231
Center Financial                                2,088                   53,077
City Holding                                    2,379                   87,357
City Natl                                       7,316                  527,045
Commerce Bancshares                             2,117                  113,217
Community Trust Bancorp                           252                    8,099
Cullen/Frost Bankers                            1,328                   64,899
First BanCorp Puerto Rico                      21,541(c)               397,647

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
First Citizens BancShares Cl A                    547                  $90,255
First Regional Banks                              131(b)                11,376
First Republic Bank                               225                    8,100
Hanmi Financial                                13,500                  247,725
Intl Bancshares                                 1,887                   56,610
Old Second Bancorp                              1,184                   36,183
Pacific Capital Bancorp                         4,920                  154,193
PrivateBancorp                                  7,500                  257,625
Seacoast Banking
  Corporation of Florida                       46,500                1,027,185
Southwest Bancorp                                 929                   21,469
Texas United Bancshares                         6,700                  131,990
Westcorp                                       27,870                1,720,973
Wilmington Trust                                  837                   30,517
Wilshire Bancorp                                1,615                   23,611
Total                                                                5,763,847

Commercial Services & Supplies (1.6%)
Administaff                                    11,169                  401,749
Clean Harbors                                   7,585(b)               211,622
CompX Intl                                      1,236                   19,961
Consolidated Graphics                           2,126(b)                82,085
CoStar Group                                   21,000(b)               981,961
Deluxe                                          4,119                  163,689
GEO Group                                       2,954(b)                82,417
John H Harland                                 12,140                  509,273
Labor Ready                                     4,036(b)                91,698
PHH                                            10,439(b)               315,675
Sotheby's Holdings Cl A                        11,337(b)               197,150
Vertrue                                         4,795(b)               165,571
West                                            1,003(b)                38,856
Total                                                                3,261,707

Communications Equipment (1.7%)
ARRIS Group                                   109,500(b)             1,148,655
Comtech Telecommunications                     16,848(b)               591,365
Extreme Networks                               97,400(b)               420,768
Foundry Networks                               15,100(b)               176,670
NETGEAR                                         4,258(b)                94,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Communications Equipment (cont.)
SpectraLink                                    21,600                 $278,424
Westell Technologies Cl A                     198,800(b)               741,524
Total                                                                3,451,806

Computers & Peripherals (2.3%)
Ampex Cl A                                        627(b)                20,146
Avid Technology                                 6,800(b)               253,980
Electronics for Imaging                        46,900(b)               928,619
Emulex                                          9,161(b)               197,420
Hutchinson Technology                          14,700(b)               388,080
Imation                                         2,681                  112,897
Intergraph                                     11,008(b)               449,236
Komag                                           7,085(b)               236,356
Palm                                           20,000(b)               683,600
Stratasys                                      26,600(b)               753,578
Western Digital                                41,888(b)               580,149
Total                                                                4,604,061

Construction & Engineering (0.9%)
McDermott Intl                                 17,967(b)               620,760
Michael Baker                                   3,275(b)                86,002
Perini                                          5,393(b)               104,570
Washington Group Intl                          18,800(b)               993,392
Total                                                                1,804,724

Consumer Finance (1.6%)
ACE Cash Express                                  173(b)                 3,820
Advanta Cl B                                   48,100                1,387,685
CompuCredit                                     1,453(b)                60,823
Metris Companies                               20,015(b)               292,619
Providian Financial                            75,700(b)             1,408,019
WFS Financial                                   1,142(b)                76,423
Total                                                                3,229,389

Containers & Packaging (0.6%)
Crown Holdings                                 19,600(b)               331,044
Greif Cl A                                      7,981                  469,682
Silgan Holdings                                 4,881                  293,934
Total                                                                1,094,660

Distributors (0.3%)
Andersons                                         590                   17,735
Building Material Holding                       6,380                  596,403
Total                                                                  614,138

Diversified Financial Services (0.6%)
NASDAQ Stock Market                            54,200(b)             1,273,700

Diversified Telecommunication Services (1.2%)
Cincinnati Bell                                 5,698(b)                24,672
Commonwealth Telephone
  Enterprises                                   6,889                  277,213
FairPoint Communications                       29,400                  472,458
General Communication Cl A                    111,400(b)             1,200,893
Premiere Global Services                       34,577(b)               315,342
Talk America Holdings                          17,172(b)               157,467
Valor Communications Group                      1,311                   18,262
Total                                                                2,466,307

Electric Utilities (0.2%)
Allegheny Energy                               12,667(b)               382,037

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electrical Equipment (1.3%)
AMETEK                                            837                  $33,723
FuelCell Energy                                69,600(b)               792,744
Genlyte Group                                  19,400(b)               954,674
Global Power
  Equipment Group                             101,100(b)               788,580
Total                                                                2,569,721

Electronic Equipment & Instruments (3.7%)
Agilysys                                       20,291                  364,223
Amphenol Cl A                                   5,854                  248,268
Arrow Electronics                              20,589(b)               613,964
Avnet                                          11,086(b)               277,704
Benchmark Electronics                          12,200(b)               355,142
Coherent                                        1,315(b)                41,804
Gerber Scientific                               6,745(b)                46,541
Global Imaging Systems                         24,900(b)               822,945
Ingram Micro Cl A                              73,100(b)             1,279,982
Itron                                          13,420(b)               620,943
LoJack                                            948(b)                19,993
Measurement Specialties                        43,400(b)               979,538
Mettler-Toledo Intl                             5,117(b,c)             257,897
MTS Systems                                     8,066                  332,481
Newport                                         8,700(b)               116,058
RadiSys                                        25,200(b)               470,484
Symbol Technologies                                74                      679
Tessco Technologies                             4,141(b)                53,833
X-Rite                                         41,600                  523,744
Total                                                                7,426,223

Energy Equipment & Services (4.2%)
Cal Dive Intl                                  20,914(b)             1,306,288
Core Laboratories                               4,353(b,c)             138,556
Grey Wolf                                     210,600(b)             1,648,997
Key Energy Services                            18,600(b)               265,050
Lone Star Technologies                          3,135(b)               173,366
Offshore Logistics                              2,424(b)                87,773
Pride Intl                                     58,500(b)             1,480,050
SBM Offshore                                   12,261(c)               984,175
SEACOR Holdings                                 2,482(b)               177,463
TETRA Technologies                             51,050(b)             1,454,925
Veritas DGC                                    17,602(b)               566,080
Total                                                                8,282,723

Food & Staples Retailing (0.7%)
7-Eleven                                        1,110(b)                31,457
Longs Drug Stores                              17,287                  732,969
Nash Finch                                     13,139                  551,838
Performance Food Group                          1,829(b)                56,644
Spartan Stores                                    234(b)                 2,396
Total                                                                1,375,304

Food Products (1.4%)
Chiquita Brands Intl                           16,868                  425,074
J & J Snack Foods                              16,700                1,001,332
M&F Worldwide                                   5,459(b)                80,793
Pilgrim's Pride                                28,428                  963,709
Seaboard                                          254                  326,136
Total                                                                2,797,044

Gas Utilities (1.2%)
Energen                                        17,262                  661,480
Nicor                                           1,626                   67,333
UGI                                            61,016                1,687,092
Total                                                                2,415,905

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Equipment & Supplies (3.8%)
Anika Therapeutics                                164(b)                $2,083
Arrow Intl                                     28,400                  840,640
Conmed                                          8,460(b)               247,540
Dade Behring Holdings                          15,210                  556,534
Edwards Lifesciences                            5,538(b)               243,672
Haemonetics                                    10,854(b)               482,352
Hologic                                           110(b)                 5,305
ICU Medical                                    23,700(b)               719,769
Kensey Nash                                    53,349(b)             1,616,474
Kinetic Concepts                                  205(b)                11,234
Kyphon                                         15,600(b)               690,924
Millipore                                       6,431(b)               411,262
Nutraceutical Intl                              5,691(b)                83,942
Respironics                                     5,141(b)               201,322
SurModics                                      10,097(b)               375,003
Symmetry Medical                               25,000(b)               627,500
TriPath Imaging                                55,400(b)               439,322
Vital Signs                                     1,137                   51,131
Total                                                                7,606,009

Health Care Providers & Services (7.3%)
Alderwoods Group                                  727 (b)               11,697
Alliance Imaging                               11,115(b)               102,591
Allscripts Healthcare Solutions                49,400(b)               878,332
Amedisys                                       12,800(b)               500,736
Emageon                                        49,500(b)               650,925
Genesis HealthCare                             51,421(b)             2,061,983
HealthTronics                                   9,785(b)               109,005
Humana                                         10,000(b)               481,600
Icon ADR                                       22,400(b,c)             908,096
IDX Systems                                    36,400(b)             1,153,880
Kindred Healthcare                             16,467(b)               503,890
LCA-Vision                                     24,400                1,001,620
Life Sciences Research                          2,526(b)                40,669
LifePoint Hospitals                             2,584(b)               117,520
Magellan Health Services                       13,848(b)               490,912
Manor Care                                     36,100                1,424,867
Matria Healthcare                              29,650(b)             1,074,813
Option Care                                    55,050                  744,276
Owens & Minor                                  11,770                  337,328
Per-Se Technologies                            12,637(b)               243,641
PRA Intl                                        6,061(b)               178,193
Triad Hospitals                                25,700(b)             1,237,198
TriZetto Group                                  8,205(b)               128,736
Total                                                               14,382,508

Hotels, Restaurants & Leisure (2.5%)
Alliance Gaming                                35,700(b)               428,400
Ambassadors Group                                 311                   14,499
Aztar                                          28,500(b)               951,900
Churchill Downs                                15,700                  616,853
CKE Restaurants                                 8,874                  103,826
Dave & Buster's                                38,483(b)               548,383
Domino's Pizza                                  5,817                  133,791
Jack in the Box                                12,391(b)               437,031
La Quinta                                     113,100(b)               955,694
Luby's                                          6,191(b)                81,350
Main Street Restaurant Group                    2,004(b)                11,283
Papa John's Intl                                1,865(b)                89,184
Ruby Tuesday                                    8,900                  196,690
Vail Resorts                                   11,059(b)               317,393
Total                                                                4,886,277

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Household Durables (3.1%)
Blount Intl                                    15,023(b)              $270,414
Centex                                         11,700                  792,675
Ethan Allen Interiors                          14,100                  454,302
Furniture Brands Intl                          44,600                  852,306
NVR                                             1,337(b)             1,183,245
Ryland Group                                   23,900                1,729,404
Stanley Works                                   6,207                  283,970
Universal Electronics                          34,200(b)               595,764
William Lyon Homes                                431(b)                64,715
Total                                                                6,226,795

Industrial Conglomerates (0.3%)
Teleflex                                        8,430                  580,406

Insurance (5.3%)
American Financial Group                       11,597                  388,847
Arch Capital Group                                376(b,c)              16,337
Endurance Specialty Holdings                   15,597(c)               572,410
First Acceptance                               12,300(b)               118,695
First American                                 11,883                  494,452
HCC Insurance Holdings                         56,700                1,511,054
Hilb Rogal & Hobbs                             37,700                1,327,793
Loews - Carolina Group                         12,203(d)               471,158
Max Re Capital                                  1,506(c)                34,623
Ohio Casualty                                  50,500                1,275,630
Platinum Underwriters Holdings                    698(c)                22,671
ProAssurance                                   19,900(b)               876,595
Protective Life                                11,786                  483,580
Reinsurance Group of America                   19,200                  823,872
Safety Insurance Group                          4,913                  172,348
USI Holdings                                   91,300(b)             1,118,425
Zenith Natl Insurance                          10,431                  658,718
Total                                                               10,367,208

Internet & Catalog Retail (0.8%)
Insight Enterprises                            34,800(b)               655,284
NetFlix                                        44,400(b)               957,265
PetMed Express                                  1,141(b)                11,923
Sportman's Guide                                  518(b)                13,017
Total                                                                1,637,489

Internet Software & Services (0.8%)
EarthLink                                      63,146(b)               616,305
Websense                                       20,100(b)             1,002,789
Total                                                                1,619,094

IT Services (2.4%)
Acxiom                                         50,200                  994,964
Alliance Data Systems                           5,302(b)               223,055
BISYS Group                                    64,700(b)               965,971
CACI Intl Cl A                                  5,500(b)               344,520
CheckFree                                      29,500(b)             1,085,304
Global Payments                                 4,370                  287,459
Lionbridge Technologies                         4,400(b)                29,568
ManTech Intl Cl A                                 868(b)                26,917
SM&A                                           94,787(b)               841,709
Sykes Enterprises                               1,137(b)                12,109
Total                                                                4,811,576

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Leisure Equipment & Products (0.3%)
Hasbro                                            745                  $15,422
JAKKS Pacific                                  29,237(b)               485,626
Steinway Musical Instruments                    2,941(b)                81,319
Total                                                                  582,367

Machinery (3.3%)
Actuant Cl A                                   33,700(b)             1,428,881
AGCO                                           46,800(b)               960,804
Badger Meter                                      573                   25,097
CIRCOR Intl                                       454                   11,922
Columbus McKinnon                                 330(b)                 6,369
Commercial Vehicle Group                        7,517(b)               155,827
Cummins                                         7,683                  664,349
Flow Intl                                       6,681(b)                58,325
Gardner Denver                                  2,279(b)                95,308
JLG Inds                                       11,505                  377,249
Joy Global                                      6,700                  320,260
Kennametal                                      9,713                  453,014
Oshkosh Truck                                   2,662                  106,773
Stewart & Stevenson Services                   37,900                  923,623
Sun Hydraulics                                  2,775                   55,472
Toro                                            8,373                  325,124
Wabash Natl                                    28,700                  597,534
Total                                                                6,565,931

Marine (0.1%)
Excel Maritime Carriers                        12,300(b,c)             178,965
Kirby                                           2,319(b)               108,993
Total                                                                  287,958

Media (4.9%)
ADVO                                           30,400                  995,296
Arbitron                                          298                   12,516
Catalina Marketing                             38,600                  924,084
Charter Communications Cl A                   447,300(b)               666,477
DreamWorks Animation
  SKG Cl A                                     13,960(b)               363,239
Entravision Communications
  Cl A                                         93,800(b)               763,532
Harris Interactive                            220,900(b)               927,780
Image Entertainment                             2,725(b)                 7,358
Insight Communications Cl A                     6,570(b)                76,343
LodgeNet Entertainment                         52,803(b)               797,325
Playboy Enterprises Cl B                       74,059(b)             1,004,240
Regent Communications                         112,800(b)               636,192
RH Donnelley                                    8,771(b)               563,888
Sinclair Broadcast Group Cl A                   4,139                   38,865
TiVo                                          114,100(b)               587,615
Valassis Communications                        27,800(b)             1,096,153
Warner Music Group                              1,462(b)                26,053
Total                                                                9,486,956

Metals & Mining (3.9%)
AK Steel Holding                               15,326(b)               121,075
Carpenter Technology                           19,157                1,067,045
Century Aluminum                               37,800(b)               914,760
Chaparral Steel                                 2,018(b)                45,042
Cleveland-Cliffs                               13,239                  941,028

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Metals & Mining (cont.)
Commercial Metals                              25,000                 $748,250
Gibraltar Inds                                 19,300                  413,406
Massey Energy                                  40,000                2,032,000
Metal Management                               19,936                  488,432
Quanex                                         13,433                  826,264
Reliance Steel & Aluminum                       1,877                   90,096
Total                                                                7,687,398

Multiline Retail (0.3%)
ShopKo Stores                                   6,642(b)               165,187
Tuesday Morning                                12,400                  358,856
Total                                                                  524,043

Oil & Gas (2.4%)
Cabot Oil & Gas                                 2,040                   88,108
Comstock Resources                             40,100(b)             1,166,910
Forest Oil                                     14,159(b)               636,447
Frontier Oil                                   12,873                  471,795
Giant Inds                                      1,163(b)                57,278
Harvest Natural Resources                      19,312(b)               196,789
OPTI Canada                                    44,400(b,c)           1,362,155
Remington Oil & Gas                             5,657(b)               217,964
Tesoro                                          6,263                  362,001
TransMontaigne                                 26,132(b)               247,470
Vintage Petroleum                                 317                   12,182
Total                                                                4,819,099

Paper & Forest Products (0.1%)
Potlatch                                        5,416                  292,464

Personal Products (0.7%)
Chattem                                        11,551(b)               447,486
Nu Skin Enterprises Cl A                       41,000                  874,940
Total                                                                1,322,426

Pharmaceuticals (1.3%)
Alpharma Cl A                                   5,658                  150,616
CNS                                             6,164                  162,175
King Pharmaceuticals                           38,503(b)               565,994
Kos Pharmaceuticals                             2,182(b)               148,638
Medicines                                      32,900(b)               727,748
Noven Pharmaceuticals                           9,100(b)               151,606
Par Pharmaceutical Companies                   25,500(b)               616,335
Total                                                                2,523,112

Real Estate Investment Trust (1.8%)
Boykin Lodging                                  3,441(b)                45,284
CBL & Associates Properties                    13,732                  582,511
Equity Lifestyle Properties                       361                   16,303
Innkeepers USA Trust                           17,640                  276,948
MeriStar Hospitality                            2,067(b)                19,016
Mission West Properties                         4,379                   46,899
Redwood Trust                                  16,000                  804,960
SL Green Realty                                 1,243                   82,200
Trizec Properties                              27,857                  623,718
Ventas                                         33,900                1,055,985
Total                                                                3,553,824

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Road & Rail (1.7%)
Arkansas Best                                   2,381                  $80,168
CNF                                            20,400                1,029,589
Heartland Express                               5,921                  117,946
Kansas City Southern                            8,471(b)               170,352
Knight Transportation                           5,399                  127,902
Landstar System                                 6,088                  221,116
Old Dominion Freight Line                       8,800(b)               281,424
Vitran                                         27,400(b,c)             446,894
Yellow Roadway                                 21,000(b)               983,850
Total                                                                3,459,241

Semiconductors & Semiconductor Equipment (1.2%)
Agere Systems                                  63,640(b)               720,405
ON Semiconductor                              246,600(b)             1,417,949
Photronics                                     13,954(b)               289,825
Total                                                                2,428,179

Software (2.5%)
Agile Software                                 30,400(b)               201,856
Ansoft                                          1,464(b)                38,489
CCC Information Services Group                  2,039(b)                52,239
DocuCorp Intl                                   1,393(b)                 9,431
Hyperion Solutions                              2,800(b)               121,436
Opsware                                        93,800(b)               433,356
Parametric Technology                          96,067(b)               582,166
Progress Software                               3,370(b)               103,324
Red Hat                                       125,400(b)             1,781,934
SERENA Software                                34,100(b)               643,808
Take-Two Interactive Software                  44,150(b)             1,050,770
Total                                                                5,018,809

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Specialty Retail (4.2%)
Barnes & Noble                                 11,272(b)              $425,743
Borders Group                                  43,700                  997,671
Buckle                                            561                   22,025
Charlotte Russe Holding                        66,500(b)               913,045
Charming Shoppes                                2,113(b)                25,525
Children's Place Retail Stores                 15,578(b)               637,296
Electronics Boutique Holdings                     660(b)                42,306
Foot Locker                                    47,600                1,039,584
GameStop Cl B                                   1,052(b)                31,707
Genesco                                        10,410(b)               413,381
Hibbett Sporting Goods                             10(b)                   336
Movie Gallery                                  22,671                  407,851
Pantry                                         11,503(b)               412,843
Payless ShoeSource                             33,486(b)               620,830
Rent-A-Center                                  11,382(b)               229,916
Select Comfort                                 84,600(b)             1,635,319
Trans World Entertainment                       9,171(b)                68,416
United Auto Group                              14,900                  502,875
Total                                                                8,426,669

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx                                        1,933(b)                17,165
K-Swiss Cl A                                    8,615                  263,964
Phillips-Van Heusen                             1,845                   61,789
Rocky Shoes & Boots                               371(b)                11,178
UniFirst                                        1,296                   50,920
Warnaco Group                                  31,000(b)               774,999
Total                                                                1,180,015

Thrifts & Mortgage Finance (1.5%)
Anchor BanCorp Wisconsin                          392                   11,944
Brookline Bancorp                              49,715                  767,600
Corus Bankshares                                4,036                  234,855
Downey Financial                               11,993                  760,116

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Thrifts & Mortgage Finance (cont.)
FirstFed Financial                              3,871(b)              $222,776
IndyMac Bancorp                                23,600                  939,988
Total                                                                2,937,279

Trading Companies & Distributors (2.0%)
Applied Industrial Technologies                17,870                  641,712
Beacon Roofing Supply                          20,200(b)               656,500
Hughes Supply                                  26,600                  841,890
Rush Enterprises Cl A                          24,400(b)               390,156
Watsco                                         25,800                1,258,008
WESCO Intl                                      7,859(b)               272,707
Total                                                                4,060,973

Wireless Telecommunication Services (0.6%)
UbiquiTel                                     135,871(b)             1,178,002

Total Common Stocks
(Cost: $167,258,994)                                              $194,318,021

Short-Term Securities (2.8%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Commercial Paper
General Electric Capital
09-01-05                  3.56%            $4,800,000               $4,799,525
Morgan Stanley & Co
  09-01-05                3.57                800,000                  799,921

Total Short-Term Securities
(Cost: $5,600,000)                                                  $5,599,446

Total Investments in Securities
(Cost:$172,858,994)(e)                                            $199,917,467

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 2.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $172,859,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $32,562,000
      Unrealized depreciation                                       (5,504,000)
                                                                    ----------
      Net unrealized appreciation                                  $27,058,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6237-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE SMALL CAP VALUE FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Small Cap Value Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (91.6%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (0.6%)
AAR                                            63,300(b)            $1,114,080
Curtiss-Wright                                 23,900                1,542,984
DRS Technologies                                6,200                  318,990
Ducommun                                       42,046(b)               872,455
EDO                                            33,632                  944,723
MTC Technologies                               57,501(b)             1,964,234
Total                                                                6,757,466

Air Freight & Logistics (--%)
Forward Air                                    15,892                  560,670

Airlines (1.9%)
Air France-KLM ADR                            286,770(c)             4,705,896
AirTran Holdings                              164,196(b)             1,696,145
Alaska Air Group                              217,000(b)             7,317,239
America West Holdings Cl B                    247,400(b,d)           1,741,696
Continental Airlines Cl B                     187,400(b)             2,505,538
ExpressJet Holdings                            98,800(b)               939,588
Frontier Airlines                              35,842(b)               388,886
SkyWest                                       103,200                2,446,872
Total                                                               21,741,860

Auto Components (2.0%)
Aftermarket Technology                         27,800(b)               478,160
American Axle & Mfg Holdings                   42,937                1,114,645
Drew Inds                                      46,200(b)             2,072,070
Goodyear Tire & Rubber                        125,500(b)             2,108,400
Lear                                          153,500                5,786,949
STRATTEC SECURITY                              34,000(b)             1,758,480
Superior Inds Intl                            105,800(d)             2,354,050
Tenneco Automotive                             92,874(b)             1,683,806
Visteon                                       569,000                5,621,720
Total                                                               22,978,280

Automobiles (0.4%)
Monaco Coach                                   55,800                  857,646
Thor Inds                                      53,600                1,779,520
Winnebago Inds                                 54,800                1,669,756
Total                                                                4,306,922

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Beverages (0.2%)
Boston Beer Cl A                               89,200(b)            $2,096,200

Biotechnology (0.3%)
Albany Molecular Research                      53,000(b)               884,040
Lexicon Genetics                               91,500(b)               407,175
Medarex                                        63,969(b)               642,888
Pharmion                                       14,500(b)               360,325
United Therapeutics                            11,503(b)               807,626
Total                                                                3,102,054

Building Products (2.6%)
Aaon                                           64,650(b)             1,171,458
American Woodmark                              44,700                1,676,250
ElkCorp                                        26,287                  935,817
Lennox Intl                                    44,180                1,077,550
Royal Group Technologies                    1,812,100(b,c)          17,812,943
Simpson Mfg                                    71,500                2,661,945
Trex                                            4,506(b)               108,640
Universal Forest Products                      27,576                1,500,962
USG                                            36,500(b,d)           2,294,025
Total                                                               29,239,590

Capital Markets (1.5%)
Affiliated Managers Group                      28,847(b)             2,094,580
Apollo Investment                              68,599                1,319,159
Cohen & Steers                                 34,300                  703,150
Gladstone Capital                              25,600                  602,112
Investment Technology Group                    66,100(b)             1,814,445
Investors Financial Services                   21,172                  743,561
Knight Capital Group Cl A                     902,869(b)             7,602,156
optionsXpress Holdings                         18,724                  321,117
SWS Group                                      45,800                  746,082
U-Store-It Trust                               37,905                  779,327
Total                                                               16,725,689

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Chemicals (1.7%)
Agrium                                         71,310(c)            $1,533,165
Albemarle                                      52,051                1,889,972
American Vanguard                                 957                   19,140
FMC                                            25,900(b)             1,475,264
Minerals Technologies                          25,517                1,555,261
NL Inds                                        41,000                  580,970
Penford                                        34,868                  505,586
PolyOne                                       883,300(b)             5,997,607
Sensient Technologies                         172,117                3,230,636
Terra Inds                                    240,100(b)             1,752,730
Wellman                                        75,400                  524,030
Total                                                               19,064,361

Commercial Banks (4.7%)
Alabama Natl BanCorporation                    29,075                1,909,937
Alliance Bankshares                            19,905(b)               325,447
Bancorp                                        83,326(b)             1,389,044
Bank of Hawaii                                117,200                5,947,899
Boston Private Financial
  Holdings                                     21,700                  576,569
Capitol Bancorp                                10,000                  335,600
Cardinal Financial                             70,137(b)               700,669
Central Pacific Financial                      67,245                2,325,332
Citizens Banking                               84,350                2,554,962
City Holding                                   32,700                1,200,744
Columbia Banking System                        10,200                  269,076
Cullen/Frost Bankers                          118,600                5,795,982
First BanCorp Puerto Rico                      81,900(c)             1,511,874
First Community Bancorp                        14,700                  693,840
First Financial Bancorp                        40,800                  734,400
First Indiana                                  18,000                  606,420
First Midwest Bancorp                          52,100                1,976,674
First Oak Brook Bancshares                     14,226                  432,186
First Republic Bank                            34,200                1,231,200
Hanmi Financial                                34,800                  638,580
IBERIABANK                                     33,801                1,706,925
Independent Bank                               14,400                  436,032
Interchange Financial Services                 10,523                  184,889
Irwin Financial                                70,975                1,490,475

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
Main Street Banks                              51,814               $1,388,097
MainSource Financial Group                     15,800                  287,718
Mercantile Bank                                12,400                  562,960
Midwest Banc Holdings                          43,136                1,031,813
Millennium Bankshares                          50,101(b)               386,279
National Penn Bancshares                        9,900                  260,865
Omega Financial                                 6,100                  183,793
Pacific Capital Bancorp                        51,900                1,626,546
Placer Sierra Bancshares                       30,610                  818,205
Prosperity Bancshares                          17,083                  499,165
Provident Financial Services                   45,200                  803,656
Renasant                                        5,800                  180,554
Republic Bancorp                              124,170                1,822,816
Signature Bank                                 43,555(b)             1,306,214
Southcoast Financial                           21,286(b)               485,321
Sterling Bancorp                               20,158                  446,701
Sterling Bancshares                            63,800                  956,362
Sterling Financial                             12,600                  267,876
Sun Bancorp                                    10,217(b)               219,666
Susquehanna Bancshares                         58,300                1,469,160
SVB Financial Group                            31,300(b)             1,472,352
Texas United Bancshares                        20,319                  400,284
UMB Financial                                   1,496                   98,512
Umpqua Holdings                                25,200                  613,620
United Community Banks                         44,252                1,212,505
West Coast Bancorp                              4,499                  116,479
Total                                                               53,892,275

Commercial Services & Supplies (2.0%)
Brady Cl A                                    224,800                7,016,008
Central Parking                                71,000                1,128,190
Ennis                                          29,300                  509,820
FTI Consulting                                 47,700(b)             1,187,730
GEO Group                                      16,500(b)               460,350
Healthcare Services Group                      83,800                1,546,110
Heidrick & Struggles Intl                       8,600(b)               283,972
ITT Educational Services                       32,406(b)             1,647,521
John H Harland                                 21,000                  880,950
LECG                                           25,347(b)               583,741
Resources Connection                           16,076(b)               466,204
School Specialty                               15,725(b)               753,385
TeleTech Holdings                              94,100(b)               797,968
TRC Companies                                  26,950(b)               404,250
Waste Connections                              37,323(b)             1,318,995
West                                          103,939(b)             4,026,597
Total                                                               23,011,791

Communications Equipment (1.9%)
3Com                                        2,854,000(b)             9,703,600
Anaren                                         34,800(b)               480,936
Audiovox Cl A                                  62,200(b)             1,124,576
Black Box                                       6,390                  274,578
CommScope                                     109,600(b)             2,049,520
Comtech Telecommunications                     11,800(b)               414,180
Ditech Communications                          76,083(b)               559,971
Foundry Networks                              245,000(b)             2,866,500
Powerwave Technologies                         82,116(b)               860,576
Redback Networks                              118,200(b)             1,068,528
Sycamore Networks                             716,700(b)             2,680,458
Total                                                               22,083,423

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Computers & Peripherals (1.2%)
Advanced Digital Information                   72,000(b)              $642,960
Emulex                                         42,700(b)               920,185
Hutchinson Technology                         123,278(b)             3,254,540
Imation                                        14,857                  625,628
Intergraph                                     61,200(b)             2,497,572
Komag                                          28,600(b)               954,096
McDATA Cl A                                   136,693(b)               735,408
Mobility Electronics                           75,064(b)               821,951
Neoware Systems                                71,300(b,d)             780,022
Palm                                           14,207(b)               485,595
Rimage                                         66,600(b)             1,607,724
Total                                                               13,325,681

Construction & Engineering (0.7%)
Comfort Systems USA                            88,262(b)               726,396
Dycom Inds                                     19,600(b)               347,312
Infrasource Services                           45,695(b)               685,425
Insituform Technologies Cl A                  290,500(b)             6,013,351
Modtech Holdings                               45,155(b)               409,104
Total                                                                8,181,588

Construction Materials (0.4%)
Eagle Materials                                 4,000                  450,560
Florida Rock Inds                              51,862                2,935,389
Texas Inds                                     11,578                  692,480
Total                                                                4,078,429

Consumer Finance (0.4%)
Advanta Cl B                                   35,800                1,032,830
CompuCredit                                    55,100(b,d)           2,306,486
Metris Companies                              110,000(b)             1,608,200
Total                                                                4,947,516

Containers & Packaging (0.8%)
AptarGroup                                     20,600                1,024,438
Caraustar Inds                                225,796(b)             2,621,492
Chesapeake                                    239,077                4,662,001
Rock-Tenn Cl A                                 32,200                  490,728
Total                                                                8,798,659

Distributors (0.2%)
Earle M Jorgensen                             107,834(b)             1,102,064
Handleman                                      60,800                  850,592
Prestige Brands Holdings                       57,621(b)               741,582
Total                                                                2,694,238

Diversified Financial Services (0.6%)
CapitalSource                                  19,536(b)               386,813
Financial Federal                              44,653                1,743,700
iShares Russell 2000 Value
  Index Fund                                   75,124 (d)            4,990,487
Total                                                                7,121,000

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (0.4%)
Alaska Communications
  Systems Group                                55,511(d)              $601,184
Cincinnati Bell                                69,508(b)               300,970
Commonwealth Telephone
  Enterprises                                  43,000                1,730,320
CT Communications                              20,200                  232,300
Golden Telecom                                 21,700(c)               640,150
Iowa Telecommunications
  Services                                     24,944                  464,208
Talk America Holdings                          39,500(b)               362,215
Valor Communications Group                     39,294                  547,365
Total                                                                4,878,712

Electric Utilities (2.1%)
Central Vermont Public Service                  9,248                  176,637
CH Energy Group                                22,400                1,077,440
Cleco                                         144,281                3,318,463
El Paso Electric                              118,020(b)             2,473,699
MGE Energy                                      6,311                  234,706
Otter Tail                                     37,700                1,131,000
Reliant Energy                              1,040,000(b)            13,000,000
Sierra Pacific Resources                       73,360(b,d)           1,069,589
Unisource Energy                                1,542                   51,318
Westar Energy                                  48,251                1,158,989
Total                                                               23,691,841

Electrical Equipment (0.9%)
Baldor Electric                                29,298                  722,782
Franklin Electric                              23,640                  998,790
GrafTech Intl                                 379,744(b)             2,255,679
LSI Inds                                       35,700                  547,638
Regal-Beloit                                   65,400                2,182,398
Thomas & Betts                                 59,100(b)             2,100,414
Woodward Governor                              20,500                1,671,775
Total                                                               10,479,476

Electronic Equipment & Instruments (3.8%)
Aeroflex                                      226,057(b)             2,100,070
Agilysys                                      103,100                1,850,645
Anixter Intl                                   88,787(b)             3,389,888
Bell Microproducts                            127,300(b)             1,289,549
Coherent                                       14,500(b)               460,955
CTS                                            54,700                  680,468
CyberOptics                                    39,375(b)               541,800
KEMET                                          33,700(b)               273,644
Littelfuse                                    187,900(b)             5,227,378
LoJack                                         45,626(b)               962,252
Methode Electronics                            51,300                  632,016
MTS Systems                                     6,873                  283,305
Multi-Fineline Electronix                      13,300(b)               339,815
Nu Horizons Electronics                       140,500(b)               857,050
Plexus                                        374,600(b)             6,398,168
Rofin-Sinar Technologies                       68,200(b)             2,465,430
ScanSource                                     19,537(b)               872,522
SYNNEX                                          3,312(b)                54,946
Tech Data                                     139,300(b)             5,099,773
Tektronix                                     104,400                2,638,188
TTM Technologies                              120,400(b)               931,896
Viisage Technology                            128,879(b)               556,757
Vishay Intertechnology                        418,800(b)             5,402,520
Total                                                               43,309,035

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Energy Equipment & Services (2.6%)
Dril-Quip                                       8,600(b)              $361,372
Ensign Energy Services                         97,600(c)             3,075,699
Hydril                                         12,149(b)               832,207
Lone Star Technologies                         26,400(b)             1,459,920
Oil States Intl                                70,992(b)             2,460,583
Patterson-UTI Energy                           38,600                1,313,172
RPC                                            85,450                1,982,440
Superior Well Services                         21,248(b)               467,456
TETRA Technologies                             65,775(b)             1,874,588
Tidewater                                     219,600                9,780,983
Trican Well Service                            47,500(b,c)           1,588,937
Unit                                           62,000(b)             3,227,719
W-H Energy Services                            27,642(b)               896,983
Willbros Group                                 26,763(b,c)             462,465
Total                                                               29,784,524

Food & Staples Retailing (0.2%)
Longs Drug Stores                              10,400                  440,960
Weis Markets                                   51,600                1,946,352
Total                                                                2,387,312

Food Products (0.8%)
American Italian Pasta Cl A                   230,542(d)             2,542,878
Chiquita Brands Intl                           91,300                2,300,760
Corn Products Intl                             29,658                  667,898
Gold Kist                                      64,700(b)             1,195,656
Hain Celestial Group                            7,113(b)               134,222
Lancaster Colony                               56,300                2,575,726
Total                                                                9,417,140

Gas Utilities (0.6%)
Nicor                                           5,600                  231,896
Northwest Natural Gas                          61,416                2,258,880
South Jersey Inds                              25,338                  746,457
Southern Union                                  5,536(b)               136,296
Southwest Gas                                  26,146                  716,923
WGL Holdings                                   74,700                2,455,390
Total                                                                6,545,842

Health Care Equipment & Supplies (1.1%)
Abaxis                                         39,678(b)               455,107
Conceptus                                      56,498(b)               592,099
Greatbatch                                     20,400(b)               510,000
Haemonetics                                    76,900(b)             3,417,436
Intuitive Surgical                             21,600(b)             1,607,040
Molecular Devices                              62,900(b)             1,312,094
Nutraceutical Intl                             91,064(b)             1,343,194
ThermoGenesis                                  96,127(b)               520,047
Viasys Healthcare                              49,600(b)             1,335,728
Vital Signs                                    27,400                1,232,178
Total                                                               12,324,923

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (2.3%)
AMERIGROUP                                     64,600(b)            $2,206,736
AMN Healthcare Services                        35,263(b)               545,166
Cross Country Healthcare                       57,400(b)             1,113,560
Genesis HealthCare                            285,100(b)            11,432,510
Gentiva Health Services                        24,100(b)               456,454
Hooper Holmes                                 224,800                  948,656
Horizon Health                                 38,900(b)               972,500
Kindred Healthcare                             16,100(b)               492,660
Medical Staffing Network
  Holdings                                     20,474(b)               118,340
Molina Healthcare                              61,800(b)             1,682,814
NDCHealth                                      51,888                  976,013
PAREXEL Intl                                   40,961(b)               793,824
PSS World Medical                              87,244(b)             1,264,166
Psychiatric Solutions                           7,379(b)               352,716
Radiologix                                    199,301(b)               807,169
U.S. Physical Therapy                         104,100(b)             1,965,408
United Surgical Partners Intl                  11,023(b)               422,291
Total                                                               26,550,983

Hotels, Restaurants & Leisure (3.3%)
Aztar                                          54,957(b)             1,835,564
Bluegreen                                      48,900(b)               862,596
Buca                                           92,157(b)               506,864
California Pizza Kitchen                       29,328(b)               867,816
CBRL Group                                     52,400                1,894,784
CEC Entertainment                              98,915(b)             3,391,795
Dover Downs Gaming &
  Entertainment                               126,700                1,687,644
Fox & Hound Restaurant Group                   63,815(b)               752,379
IHOP                                           21,600                  867,456
Jack in the Box                                59,700(b)             2,105,619
Kerzner Intl                                  126,900(b,c)           7,239,644
La Quinta                                     267,300(b)             2,258,685
Lodgian                                       556,348(b)             5,824,964
Multimedia Games                               97,400(b,d)             982,766
O`Charley's                                    64,500(b)             1,057,155
Ruby Tuesday                                   87,300                1,929,330
Ryan's Restaurant Group                       118,000(b)             1,511,580
Sunterra                                      123,800(b)             1,566,070
Total                                                               37,142,711

Household Durables (2.5%)
Beazer Homes USA                               15,438                  963,949
Blount Intl                                    83,600(b)             1,504,800
Blyth                                          13,300                  330,505
Brookfield Homes                               18,600                  952,320
Champion Enterprises                          202,607(b)             2,700,751
CSS Inds                                        6,200                  223,820
Department 56                                  45,100(b)               585,849
Ethan Allen Interiors                          75,000                2,416,500
Fleetwood Enterprises                         191,900(b)             1,940,109
Furniture Brands Intl                          87,100                1,664,481
Helen of Troy                                 149,813(b,c)           3,409,743
Hooker Furniture                              130,200                2,359,224
Oneida                                         94,301(b)               188,602
Stanley Furniture                              93,300                2,501,373
Technical Olympic USA                          79,850                2,328,426
Tupperware                                     54,000                1,183,680
WCI Communities                                46,868(b)             1,414,008
Yankee Candle                                  66,600                1,829,502
Total                                                               28,497,642

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Industrial Conglomerates (0.1%)
Alleghany                                       2,072(b)              $616,938

Insurance (5.2%)
American Natl Insurance                        27,300                3,030,846
American Physicians Capital                    50,400(b)             2,228,184
AmerUs Group                                   50,000                2,766,000
Arch Capital Group                              9,000(b,c)             391,050
Argonaut Group                                 69,900(b)             1,741,209
Aspen Insurance Holdings                      122,956(c)             3,338,255
Assured Guaranty                              107,600(c)             2,410,240
CNA Surety                                     78,300(b)               978,750
Donegal Group Cl A                             22,161                  504,384
Endurance Specialty Holdings                   65,100(c)             2,389,170
Erie Indemnity Cl A                            11,100                  578,754
FBL Financial Group Cl A                      147,600                4,423,572
Horace Mann Educators                          24,500                  479,710
LandAmerica Financial Group                    12,000                  709,440
Natl Atlantic Holdings                         33,392(b)               366,978
Navigators Group                               21,027(b)               779,261
NYMAGIC                                        17,802                  431,699
Ohio Casualty                                  98,400                2,485,584
Phoenix Companies                             144,200                1,728,958
Presidential Life                              39,300                  691,287
ProAssurance                                   70,904(b)             3,123,321
ProCentury                                     75,215                  752,150
PXRE Group                                    281,155(c)             6,548,100
Quanta Capital Holdings                       218,000(b,c)           1,375,580
Reinsurance Group of America                    8,700                  373,317
Republic Companies Group                       53,618(b)               731,886
RLI                                            76,475                3,525,498
Safety Insurance Group                         41,200                1,445,296
Scottish Re Group                              95,300(c)             2,292,918
StanCorp Financial Group                       14,737                1,191,486
UICI                                           86,100                2,657,046
United Fire & Casualty                         54,221                2,234,447
Total                                                               58,704,376

Internet & Catalog Retail (0.2%)
Insight Enterprises                           121,670(b)             2,291,046

Internet Software & Services (0.5%)
Autobytel                                     212,140(b)             1,060,700
EarthLink                                     123,000(b)             1,200,480
iPass                                         276,100(b)             1,540,638
United Online                                 112,600                1,467,178
Total                                                                5,268,996

IT Services (1.6%)
BearingPoint                                   77,226(b)               631,709
Ciber                                         104,600(b)               820,064
eFunds                                        131,800(b)             2,570,100
Kanbay Intl                                       477(b)                10,632
Keane                                          40,300(b)               463,450
Lionbridge Technologies                       473,739(b)             3,183,526
MAXIMUS                                        75,735                2,852,180
Perot Systems Cl A                            318,200(b)             4,582,080
SM&A                                          161,500(b)             1,434,120
Sykes Enterprises                             138,600(b)             1,476,090
Total                                                               18,023,951

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Leisure Equipment & Products (1.5%)
Arctic Cat                                     88,400               $1,906,788
Brunswick                                     157,600                6,934,400
Callaway Golf                                  35,800                  533,778
Head                                          755,200(b,c)           2,356,224
JAKKS Pacific                                  95,600(b)             1,587,916
K2                                            110,289(b)             1,373,098
Radica Games                                   80,650(c)               709,720
RC2                                            51,000(b)             1,981,350
Total                                                               17,383,274

Machinery (5.7%)
Actuant Cl A                                   34,195(b)             1,449,868
Commercial Vehicle Group                      104,022(b)             2,156,376
Flowserve                                     272,500(b)            10,120,650
Gardner Denver                                 54,300(b)             2,270,826
Harsco                                        126,900                7,442,685
IDEX                                          174,100                7,573,350
Kaydon                                        264,500                7,646,695
Key Technology                                153,400(b)             1,943,578
Lincoln Electric Holdings                      71,800                2,705,424
Lydall                                        105,072(b)               921,481
Mueller Inds                                   84,227                2,207,590
Tennant                                        18,516                  702,497
Terex                                         235,672(b)            11,496,080
Titan Intl                                     78,100                1,066,846
Wabash Natl                                   220,621                4,593,329
Total                                                               64,297,275

Marine (0.8%)
Kirby                                         184,600(b)             8,676,200

Media (1.4%)
ADVO                                           42,972                1,406,903
Arbitron                                        5,700                  239,400
Citadel Broadcasting                           39,300(b)               530,550
Courier                                        31,450                1,160,820
Entravision
  Communications Cl A                          61,800(b)               503,052
Gray Television                                78,700                  968,010
Journal Register                               67,676(b)             1,268,925
Liberty                                        17,100                  820,629
LIN TV Cl A                                    49,100(b)               741,901
LodgeNet Entertainment                         39,700(b)               599,470
RCN                                             9,800(b)               234,220
Sinclair Broadcast
  Group Cl A                                   37,200                  349,308
Valassis Communications                       172,800(b)             6,813,504
Total                                                               15,636,692

Metals & Mining (3.6%)
Agnico-Eagle Mines                             73,000(c)               954,840
AK Steel Holding                              822,800(b)             6,500,121
AM Castle & Co                                 30,700(b)               466,640
Apex Silver Mines                              22,100(b)               289,952
Century Aluminum                              236,700(b)             5,728,140
Commercial Metals                              67,765                2,028,206
Eldorado Gold                                 148,600(b,c)             447,286
Gibraltar Inds                                 99,800                2,137,716
Glamis Gold                                    62,200(b,c)           1,183,044
Goldcorp                                       35,100(c)               633,906
Hecla Mining                                  189,200(b)               673,552

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Metals & Mining (cont.)
IPSCO                                          33,700(c)            $2,163,203
Meridian Gold                                  76,700(b,c)           1,448,863
Minefinders                                    68,400(b,c)             253,080
Oregon Steel Mills                             53,513(b)             1,202,972
Quanex                                          8,500                  522,835
Reliance Steel & Aluminum                      45,300                2,174,400
Roanoke Electric Steel                         13,300                  250,971
Ryerson Tull                                   50,000(d)             1,027,000
Schnitzer Steel Inds Cl A                       9,812                  280,623
Steel Technologies                             90,900                2,127,969
Stillwater Mining                             421,700(b)             3,386,251
USEC                                          417,200                4,910,444
Total                                                               40,792,014

Multi-Utilities & Unregulated Power (0.2%)
Avista                                         26,965                  524,200
CMS Energy                                    142,300(b)             2,291,030
Total                                                                2,815,230

Multiline Retail (1.8%)
Big Lots                                      151,381(b)             1,787,810
Bon-Ton Stores                                 20,200                  409,454
Conn's                                         51,900(b)             1,299,057
Dillard's Cl A                                589,600               13,271,896
Dollar General                                194,500                3,707,170
Tuesday Morning                                18,535                  536,403
Total                                                               21,011,790

Oil & Gas (4.0%)
Callon Petroleum                               42,400(b)               783,552
Chesapeake Energy                             243,300                7,690,713
Cimarex Energy                                123,286(b)             5,269,244
Edge Petroleum                                 89,100(b)             1,754,379
Encore Acquisition                            237,600(b)             8,014,247
Energy Partners                                47,800(b)             1,147,200
Frontier Oil                                   19,878                  728,529
Harvest Natural Resources                      70,600(b)               719,414
Nordic American
  Tanker Shipping                              36,300(c,d)           1,503,909
OMI                                            21,459                  410,511
Parallel Petroleum                             56,093(b)               725,282
Petroleum Development                           9,518(b)               361,684
Range Resources                               105,455                3,672,998
Remington Oil & Gas                            46,200(b)             1,780,086
St. Mary Land & Exploration                    97,000                3,343,590
Swift Energy                                   61,100(b)             2,806,323
Tesoro                                         33,700                1,947,860
Whiting Petroleum                              74,847(b)             3,242,372
Total                                                               45,901,893

Paper & Forest Products (0.1%)
Louisiana-Pacific                              26,000                  657,540

Personal Products (0.7%)
Chattem                                         8,851(b)               342,888
Elizabeth Arden                                99,826(b)             2,218,134
Inter Parfums                                  80,600                1,491,906
Nu Skin Enterprises Cl A                      109,300                2,332,462
Playtex Products                              131,381(b)             1,421,542
Total                                                                7,806,932

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Pharmaceuticals (0.7%)
Alpharma Cl A                                 121,200               $3,226,344
Endo Pharmaceuticals Holdings                  51,200(b)             1,536,000
First Horizon Pharmaceutical                   45,500(b)               940,485
Perrigo                                       129,700                1,858,601
Salix Pharmaceuticals                          28,118(b)               573,045
Total                                                                8,134,475

Real Estate (5.7%)
Acadia Realty Trust                            41,752                  739,010
Agree Realty                                   32,091                  949,894
American Campus
  Communities                                  10,465                  246,451
Arbor Realty Trust                             69,800                1,985,112
Ashford Hospitality Trust                      75,400                  866,346
BioMed Realty Trust                            49,262                1,218,249
Boykin Lodging                                 93,300(b)             1,227,828
Brandywine Realty Trust                        57,689                1,840,279
Capital Automotive                            122,654                4,399,599
Capital Trust Cl A                              9,700                  319,227
Commercial Net Lease
  Realty                                      124,967                2,495,591
Corporate Office
  Properties Trust                             11,110                  387,072
Correctional Properties Trust                  61,721                1,805,956
Cousins Properties                             68,800                2,085,328
Digital Realty Trust                           17,735                  337,320
Entertainment Properties Trust                 26,322                1,199,230
Equity Inns                                   164,800                2,117,680
Equity One                                     49,500                1,152,360
FelCor Lodging Trust                          124,400(b)             1,897,100
Getty Realty                                   25,900                  750,064
Hersha Hospitality Trust                       27,083                  274,080
Innkeepers USA Trust                          109,900                1,725,430
Investors Real Estate Trust                    37,700                  373,607
KKR Financial                                  19,080                  446,281
LaSalle Hotel Properties                       36,453                1,231,018
Lexington Corporate
  Properties Trust                             52,417                1,205,591
LTC Properties                                 48,200                  975,086
Luminent Mtge Capital                          80,800                  732,048
MFA Mtge Investments                          147,898                  996,833
MI Developments Cl A                          323,500(c,d)          10,691,676
Natl Health Investors                          37,100                1,074,787
New Century Financial                          28,600                1,229,514
Omega Healthcare Investors                    135,991                1,805,960
Parkway Properties                             41,016                1,982,713
Post Properties                                17,328                  642,869
Prentiss Properties Trust                      44,730                1,719,421
RAIT Investment Trust                          64,451                1,926,440
Redwood Trust                                  11,300                  568,503
Senior Housing
  Properties Trust                             35,700                  678,300
Spirit Finance                                 23,638                  251,981
Town & Country Trust                           21,260                  595,280
Trustreet Properties                           23,400                  385,866
Wellsford Real Properties                     277,700(b)             5,259,638
Total                                                               64,792,618

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Road & Rail (0.3%)
Covenant Transport Cl A                       151,100(b)            $1,899,326
Heartland Express                              33,703                  671,364
SCS Transportation                             53,893(b)               864,983
Total                                                                3,435,673

Semiconductors & Semiconductor Equipment (2.4%)
Brooks Automation                              60,500(b)               859,100
Catalyst Semiconductor                        370,100(b)             1,787,583
Cymer                                          52,000(b)             1,742,000
Entegris                                      125,400(b)             1,312,938
Fairchild Semiconductor Intl                  107,817(b)             1,816,716
Integrated Device Technology                  204,561(b)             2,188,803
Integrated Silicon Solution                   587,800(b)             5,207,908
IXYS                                           59,900(b)               621,163
OmniVision Technologies                       149,000(b,d)           2,184,340
Photronics                                     29,500(b)               612,715
Power Integrations                              4,624(b)               102,283
Semitool                                      133,200(b)             1,074,924
SigmaTel                                      105,300(b)             2,037,555
Skyworks Solutions                            126,267(b)               952,053
Tessera Technologies                           59,256(b)             1,966,114
TriQuint Semiconductor                        788,900(b)             3,045,154
Total                                                               27,511,349

Software (1.9%)
Atari                                         496,889(b)               631,049
Catapult Communications                        79,900(b)             1,272,008
Citadel Security Software                     143,848(b)               125,148
Epicor Software                                62,938(b)               839,593
Hyperion Solutions                              9,563(b)               414,747
Internet Security Systems                      21,400(b)               486,208
InterVideo                                    110,684(b)             1,107,947
Intervoice                                     96,000(b)               899,520
Mentor Graphics                               558,500(b)             4,764,005
Pervasive Software                            390,600(b)             1,777,230
Reynolds & Reynolds Cl A                      205,200                5,856,408
Take-Two Interactive Software                  59,883(b)             1,425,215
Transaction Systems Architects                 57,600(b)             1,542,528
Ulticom                                        39,000(b)               414,960
Ultimate Software Group                        30,507(b)               556,753
Total                                                               22,113,319

Specialty Retail (3.7%)
Aaron Rents                                    92,116                2,040,369
AnnTaylor Stores                                7,900(b)               202,240
Asbury Automotive Group                        69,600(b)             1,187,376
Brookstone                                    195,842(b)             3,865,921
Buckle                                         62,600                2,457,676
Build-A-Bear Workshop                          25,100(b,d)             556,718
Cato Cl A                                     134,750                2,614,150
Claire's Stores                                79,700                1,871,356
Cost Plus                                     140,000(b)             3,011,400
Deb Shops                                      86,400                2,092,608
Dress Barn                                     48,602(b)             1,166,448
Finish Line Cl A                               21,800                  314,356
Gymboree                                      112,617(b)             1,730,923
Linens `N Things                               78,200(b)             1,845,520
Lithia Motors Cl A                             32,100                  953,049
Men's Wearhouse                               186,500(b)             5,684,521
Payless ShoeSource                             44,700(b)               828,738
Pier 1 Imports                                120,500                1,500,225
Select Comfort                                 44,414(b)               858,523
Sharper Image                                  54,275(b)               729,456

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Specialty Retail (cont.)
Sonic Automotive                               62,300               $1,460,935
Talbots                                        28,400                  871,880
Too                                            92,800(b)             2,474,048
Trans World Entertainment                      41,600(b)               310,336
United Auto Group                              12,000                  405,000
Zale                                           37,526(b)             1,046,975
Total                                                               42,080,747

Textiles, Apparel & Luxury Goods (1.3%)
Cherokee                                        5,300                  176,702
Columbia Sportswear                            13,500(b)               626,400
Cutter & Buck                                  96,700                1,334,460
Fossil                                         77,511(b)             1,704,467
K-Swiss Cl A                                  128,317                3,931,633
Kellwood                                       27,457                  672,147
Kenneth Cole Productions Cl A                  76,800                2,200,320
Polo Ralph Lauren                              21,800                1,080,190
Steven Madden                                  31,900(b)               748,055
Stride Rite                                   167,900                2,165,910
Total                                                               14,640,284

Thrifts & Mortgage Finance (2.1%)
Accredited Home Lenders
  Holding                                      83,535(b)             3,346,412
Anchor BanCorp Wisconsin                        7,700                  234,619
Bank Mutual                                   106,800                1,169,460
BankAtlantic Bancorp Cl A                      39,900                  680,295
BankUnited Financial Cl A                      60,950                1,438,420
Berkshire Hills Bancorp                        27,720                  893,970
Brookline Bancorp                              76,180                1,176,219
Corus Bankshares                               34,600                2,013,374
Doral Financial                                29,200(c)               418,728
Federal Agricultural Mtge Cl C                 30,000                  700,800
Fidelity Bankshares                            59,880                1,802,987
First Financial Holdings                       13,600                  421,736
First Niagara Financial Group                 315,851                4,475,609
KNBT Bancorp                                   35,400                  592,950
NetBank                                        83,430                  722,504
PFF Bancorp                                   108,892                3,237,359
TierOne                                        30,500                  860,710
Total                                                               24,186,152

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies                40,397                1,450,656
GATX                                           64,200                2,602,026
Hughes Supply                                  90,946                2,878,442
Lawson Products                                 3,000                  116,700
NuCO2                                          27,662(b)               692,656
Total                                                                7,740,480

Transportation Infrastructure (0.3%)
Sea Containers Cl A                           306,000(c)             3,304,800

Wireless Telecommunication Services (0.4%)
Alamosa Holdings                               40,917(b)               707,864
Leap Wireless Intl                             27,349(b)               934,242
Price Communications                          114,700(b)             1,915,490
UbiquiTel                                      70,672(b)               612,726
Total                                                                4,170,322

Total Common Stocks
(Cost: $922,441,490)                                            $1,041,712,199

Other (--%)
Issuer                                         Shares                 Value(a)

Air France ADR
  Warrants                                    260,700(b,c,g)          $104,280

Total Other
(Cost: $--)                                                          $ 104,280

Short-Term Securities (10.5%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial Paper
Alpine Securitization
  09-01-05                3.56%            $8,300,000(f)            $8,299,179
Beta Finance
  10-12-05                3.54             12,000,000               11,950,701
CIESCO LLC
  10-04-05                3.62             10,000,000(f)             9,965,906
Citibank Credit Card Dakota Nts
  09-19-05                3.54             10,000,000(f)             9,981,370
FCAR Owner Trust I
  10-17-05                3.56              3,000,000                2,986,131
General Electric Capital
  09-01-05                3.56             13,700,000               13,698,645
Jupiter Securitization
  09-08-05                3.51             20,000,000(f)            19,984,400
Morgan Stanley & Co
  09-01-05                3.57             10,400,000               10,398,969
Nordea Bank
  09-26-05                3.43             10,000,000                9,975,278
Thunder Bay Funding LLC
  09-01-05                3.55             22,200,000(f)            22,197,811

Total Short-Term Securities
(Cost: $119,451,157)                                              $119,438,390

Total Investments in Securities
(Cost: $1,041,892,647)(h)                                       $1,161,254,869

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 7.6% of net assets.

(d)     At Aug. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.6% of net assets. 7.9% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $70,428,666 or 6.2% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

        Security                         Acquisition                      Cost
                                            dates
        Air France ADR
        Warrants                          05-05-04                         $--

(h) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,041,893,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $167,302,000
        Unrealized depreciation                                    (47,940,000)
                                                                   -----------
        Net unrealized appreciation                               $119,362,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6239-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                             RIVERSOURCE VALUE FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Value Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.5%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.6%)
Boeing                                         29,200               $1,956,984
General Dynamics                               49,273                5,646,193
Honeywell Intl                                118,425                4,533,309
Raytheon                                      118,550                4,649,531
Total                                                               16,786,017

Air Freight & Logistics (0.4%)
United Parcel Service Cl B                     25,269                1,791,319

Beverages (2.6%)
Diageo ADR                                     87,510(c)             5,050,202
PepsiCo                                       131,200                7,196,320
Total                                                               12,246,522

Biotechnology (0.8%)
MedImmune                                     126,684(b)             3,791,652

Capital Markets (1.7%)
Bank of New York                              227,010                6,939,696
Mellon Financial                               32,071                1,040,704
Total                                                                7,980,400

Chemicals (4.2%)
EI du Pont de Nemours & Co                    132,700                5,250,939
Monsanto                                       79,039                5,045,850
PotashCorp                                     21,600(c)             2,377,512
Praxair                                       139,400                6,733,020
Total                                                               19,407,321

Commercial Banks (2.5%)
Bank of America                               155,170                6,676,965
Marshall & Ilsley                              49,040                2,146,481
PNC Financial Services Group                   16,271                  914,918
Wachovia                                       37,600                1,865,712
Total                                                               11,604,076

Commercial Services & Supplies (1.2%)
Waste Management                              203,655                5,586,257

Communications Equipment (2.1%)
Motorola                                      437,500                9,572,500

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Computers & Peripherals (2.0%)
EMC                                           279,481(b)            $3,594,126
Hewlett-Packard                               208,300                5,782,408
Total                                                                9,376,534

Construction & Engineering (0.8%)
Fluor                                          60,644                3,754,470

Diversified Financial Services (3.2%)
Citigroup                                     151,600                6,635,532
JPMorgan Chase & Co                           238,796                8,092,796
Total                                                               14,728,328

Diversified Telecommunication Services (5.2%)
BellSouth                                     142,000                3,733,180
SBC Communications                            327,980                7,897,759
Sprint Nextel                                 185,779                4,817,249
Verizon Communications                        235,800                7,713,018
Total                                                               24,161,206

Electric Utilities (0.7%)
Ameren                                         40,500                2,224,665
Southern                                       34,509                1,187,110
Total                                                                3,411,775

Electrical Equipment (1.4%)
Emerson Electric                               97,700                6,573,256

Energy Equipment & Services (3.6%)
Baker Hughes                                  111,023                6,522,601
Schlumberger                                  118,649               10,231,104
Total                                                               16,753,705

Food & Staples Retailing (3.7%)
CVS                                           163,600                4,804,932
Kroger                                        440,829(b)             8,701,964
Wal-Mart Stores                                79,300                3,565,328
Total                                                               17,072,224

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Food Products (3.9%)
Campbell Soup                                 126,574               $3,721,276
General Mills                                  26,400                1,217,568
HJ Heinz                                       82,175                2,951,726
Kraft Foods Cl A                              334,351               10,364,881
Total                                                               18,255,451

Health Care Equipment & Supplies (2.4%)
Baxter Intl                                   230,915                9,312,802
Guidant                                        10,500                  741,720
Medtronic                                      21,600                1,231,200
Total                                                               11,285,722

Household Products (3.4%)
Clorox                                         64,828                3,732,148
Kimberly-Clark                                100,600                6,269,392
Procter & Gamble                               99,275                5,507,777
Total                                                               15,509,317

Industrial Conglomerates (2.1%)
General Electric                              294,400                9,894,784

Insurance (3.3%)
AFLAC                                          77,100                3,332,262
American Intl Group                            94,813                5,612,930
Chubb                                          12,300                1,069,608
Hartford Financial
  Services Group                               72,000                5,259,600
Total                                                               15,274,400

Internet & Catalog Retail (0.4%)
Expedia                                        38,600(b)               859,236
IAC/InterActiveCorp                            38,600(b)               947,630
Total                                                                1,806,866

IT Services (1.7%)
Automatic Data Processing                     144,711                6,186,395
Electronic Data Systems                        79,170                1,773,408
Total                                                                7,959,803

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                                         Shares                 Value(a)

Machinery (5.5%)
Caterpillar                                    85,600               $4,749,944
Deere & Co                                    130,541                8,534,770
Eaton                                          28,064                1,793,851
Pall                                           90,672                2,593,219
Parker Hannifin                               118,481                7,634,916
Total                                                               25,306,700

Media (3.8%)
Comcast Special Cl A                          206,144(b)             6,221,426
Tribune                                       152,805                5,740,884
Viacom Cl B                                     6,400                  217,536
Walt Disney                                   217,700                5,483,863
Total                                                               17,663,709

Metals & Mining (3.2%)
Barrick Gold                                  210,881(c)             5,529,300
Newmont Mining                                234,400                9,277,552
Total                                                               14,806,852

Office Electronics (0.7%)
Xerox                                         229,645(b)             3,079,539

Oil & Gas (6.2%)
El Paso                                       204,800                2,375,680
Exxon Mobil                                   439,000               26,296,100
Total                                                               28,671,780

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Paper & Forest Products (2.2%)
Intl Paper                                    332,500              $10,257,625

Personal Products (1.8%)
Gillette                                      155,985                8,402,912

Pharmaceuticals (12.9%)
Bristol-Myers Squibb                          145,000                3,548,150
GlaxoSmithKline ADR                           154,969(c)             7,550,090
Johnson & Johnson                               9,271                  587,689
Merck & Co                                    149,700                4,226,031
Novartis ADR                                  225,800(c)            11,007,750
Pfizer                                        497,009               12,658,818
Schering-Plough                               254,697                5,453,063
Teva Pharmaceutical Inds ADR                   94,361(c)             3,061,071
Wyeth                                         252,700               11,571,132
Total                                                               59,663,794

Road & Rail (1.7%)
Canadian Natl Railway                          34,705(c)             2,300,247
Union Pacific                                  79,500                5,427,465
Total                                                                7,727,712

Software (1.8%)
Microsoft                                     306,407                8,395,552

Specialty Retail (0.4%)
RadioShack                                     79,100                1,982,246

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Textiles, Apparel & Luxury Goods (0.2%)
Nike Cl B                                      11,093                 $875,349

Total Common Stocks
(Cost: $399,663,181)                                              $451,417,675

Short-Term Securities (1.9%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper

Alpine Securitization
  09-01-05                3.56%            $3,900,000(d)            $3,899,614
Thames Asset Global Securitization
  09-21-05                3.55              5,000,000(d)             4,989,675

Total Short-Term Securities
(Cost: $8,890,167)                                                  $8,889,289

Total Investments in Securities
(Cost: $408,553,348)(e)                                           $460,306,964

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 8.0% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $8,889,289 or 1.9% of net assets.

(e) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $408,553,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 64,204,000
      Unrealized depreciation                                      (12,450,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 51,754,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6238-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP PARTNERS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005